N WEALTH BUILDING OPPORTUNITY National Security Variable Account N Annual Report DECEMBER 31, 2006 National Security Variable Account N

NATIONAL SECURITY LIFE AND ANNUITY COMPANY
ONE FINANCIAL WAY, CINCINNATI, OHIO 45242
MESSAGE FROM THE CHIEF EXECUTIVE OFFICER
We are pleased to provide you with your copy of the 2006 National Security Variable Account N Annual Report. The report outlines the performance of the underlying portfolios owned by National Security Variable Account N for 2006. We’re pleased to share these results with you.
We appreciate you choosing a National Security Life and Annuity product, and we look forward to continuing to serve your financial service needs. Please contact your registered representative with any questions, or if you need additional assistance, please contact our customer service center at 1-877-446-6060.
Chief Executive Officer
February 19, 2007

ABOUT THIS REPORT
This report is a presentation of the National Security Variable Account N. Please note the variable account may offer more than one variable product. Some products may have different underlying mutual funds from those available in your contract. Therefore, not all funds listed in this report may be available in your contract. Please refer to your most recent account statement for specific information about your investment in National Security Variable Account N.
This Annual Report has four major sections:
Statements of Assets and Contract Owners’ Equity
These statements list all the underlying funds of the variable account, the number of shares owned, cost of shares, investments at fair value and contracts in accumulation period. The fair value of the assets changes as the underlying mutual funds change in value. As contract owners transfer among the funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed.
Statements of Operations
The Statements of Operations show income and expenses to the variable account from investment activity for reinvested dividends and risk and administrative expenses. Risk and administrative expenses are assessed through the daily unit value calculation and represent an expense to the variable account and its contract owners. These statements also show reinvested capital gains, the realized gain (loss) as fund shares are sold, and the change in unrealized gain (loss).
Statements of Changes in Contract Owners’ Equity
The Statements of Changes in Contract Owners’ Equity include increase or decrease in Contract Owners’ Equity from Operations for income and expenses shown on the Statements of Operations. In addition, the Equity Transactions section of this statement illustrates purchase payments, extra credit fund deposits, transfers to and from other subaccounts, transfers to and from fixed dollar contract, withdrawals and surrenders, surrender charges, annual contract fees, and annuity and death benefit payments. The sum of these two sections represents the Net Change in Contract Owners’ Equity which, when added to the beginning Contracts Owners’ Equity, equals Contract Owners’ Equity at the end of the reporting period. The Changes in Units section illustrates the number of units purchased and redeemed for each underlying fund subaccount during the period reported.
Notes to Financial Statements
The Notes to Financial Statements provide further disclosures about the variable account and its underlying contract provisions.

National Security Variable Account N

Statements of Assets and Contract Owners’ Equity	December 31, 2006

		Contract owners’ equity
	Assets
		Contracts in
	Investments at	accumulation period
	fair value	(note 5)

Ohio National Fund, Inc.:
Equity Subaccount 64,341 Shares (Cost $1,765,849)	$2,028,014	$2,028,014
Money Market Subaccount 241,567 Shares (Cost $2,415,667)	2,415,667	2,415,667
Bond Subaccount 109,566 Shares (Cost $1,220,335)	1,208,510	1,208,510
Omni Subaccount 2,786 Shares (Cost $37,542)	43,983	43,983
International Subaccount 322,760 Shares (Cost $3,475,890)	4,134,553	4,134,553
Capital Appreciation Subaccount 81,263 Shares (Cost $1,399,146)	1,608,199	1,608,199
Millennium Subaccount 2,654 Shares (Cost $51,189)	52,924	52,924
International Small Co. Subaccount 5,433 Shares (Cost $99,432)	126,204	126,204
Small Cap Growth Subaccount 2,526 Shares (Cost $17,413)	27,630	27,630
Mid Cap Opportunity Subaccount 2,884 Shares (Cost $45,448)	55,059	55,059
S&P 500 Index Subaccount 8,590 Shares (Cost $103,466)	127,297	127,297
Blue Chip Subaccount 5,163 Shares (Cost $59,420)	67,633	67,633
High Income Bond Subaccount 26,579 Shares (Cost $231,640)	248,511	248,511
Capital Growth Subaccount 271 Shares (Cost $5,434)	5,737	5,737
Nasdaq-100 Index Subaccount 93,449 Shares (Cost $381,268)	422,391	422,391
Bristol Subaccount 65,782 Shares (Cost $762,626)	860,426	860,426
Bryton Growth Subaccount 42,931 Shares (Cost $472,734)	520,755	520,755
U.S. Equity Subaccount 71,661 Shares (Cost $896,408)	981,752	981,752
Balanced Subaccount 10,341 Shares (Cost $128,356)	135,362	135,362
The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Assets and Contract Owners’ Equity	December 31, 2006

		Contract owners’ equity
	Assets
		Contracts in
	Investments at	accumulation period
	fair value	(note 5)

Ohio National Fund, Inc. (continued):
Covered Call Subaccount 3,712 Shares (Cost $40,260)	$42,795	$42,795
Target VIP Subaccount 13,178 Shares (Cost $137,135)	147,988	147,988
Target Equity/ Income Subaccount 1,215 Shares (Cost $12,439)	13,381	13,381

Wells Fargo Advantage Variable Trust Funds:
Opportunity Subaccount 1,623 Shares (Cost $30,825)	38,973	38,973

Van Kampen Universal Institutional Funds — Class II:
Core Plus Fixed Income Subaccount 5,321 Shares (Cost $61,040)	60,233	60,233
U.S. Real Estate Subaccount 38,239 Shares (Cost $890,509)	1,112,763	1,112,763
International Growth Equity Subaccount 1,436 Shares (Cost $15,005)	15,564	15,564

Goldman Sachs Variable Insurance Trust:
Growth & Income Subaccount 133,717 Shares (Cost $1,717,671)	1,860,004	1,860,004
Structured U.S. Equity Subaccount 61,764 Shares (Cost $796,566)	906,079	906,079
Capital Growth Subaccount 8,192 Shares (Cost $86,203)	94,868	94,868

Lazard Retirement Series, Inc.:
Emerging Markets Subaccount 18,086 Shares (Cost $300,480)	410,371	410,371
Small Cap Subaccount 12,470 Shares (Cost $195,392)	215,864	215,864

The Prudential Series Fund, Inc.:
Jennison 20/20 Focus Subaccount 25,223 Shares (Cost $341,753)	398,781	398,781
Jennison Subaccount 1,795 Shares (Cost $29,619)	37,272	37,272

UBS Series Trust — Class I:
U.S. Allocation Subaccount 1,346 Shares (Cost $15,927)	20,644	20,644
The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Assets and Contract Owners’ Equity	December 31, 2006

		Contract owners’ equity
	Assets
		Contracts in
	Investments at	accumulation period
	fair value	(note 5)

Fidelity Variable Insurance Products Fund — Service Class 2:
VIP Mid Cap Subaccount 21,004 Shares (Cost $642,503)	$719,389	$719,389
VIP Contrafund Subaccount 21,946 Shares (Cost $638,538)	682,731	682,731
VIP Growth Subaccount 5,396 Shares (Cost $169,801)	191,116	191,116
VIP Equity-Income Subaccount 23,807 Shares (Cost $638,836)	615,880	615,880

Janus Aspen Series — Service Shares:
Worldwide Growth Subaccount 514 Shares (Cost $12,970)	16,564	16,564
Balanced Subaccount 1,308 Shares (Cost $34,697)	37,710	37,710
International Growth Subaccount 17,166 Shares (Cost $759,814)	868,747	868,747

J.P. Morgan Series Trust II:
Small Company Subaccount 7,159 Shares (Cost $115,469)	127,575	127,575
Mid Cap Value Subaccount 45,864 Shares (Cost $1,253,849)	1,447,452	1,447,452

MFS Variable Insurance Trust — Service Class:
New Discovery Subaccount 810 Shares (Cost $11,924)	13,896	13,896
Investors Growth Stock Subaccount 5,236 Shares (Cost $45,090)	54,614	54,614
Mid Cap Growth Subaccount 25,849 Shares (Cost $178,501)	184,301	184,301
Total Return Subaccount 5,550 Shares (Cost $109,651)	120,272	120,272

PIMCO Variable Insurance Trust — Administrative Shares:
Real Return Subaccount 142,883 Shares (Cost $1,807,387)	1,704,599	1,704,599
Total Return Subaccount 155,822 Shares (Cost $1,590,378)	1,576,923	1,576,923
Global Bond Subaccount 9,855 Shares (Cost $121,232)	118,847	118,847
The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Assets and Contract Owners’ Equity	December 31, 2006

		Contract owners’ equity
	Assets
		Contracts in
	Investments at	accumulation period
	fair value	(note 5)

Royce Capital Fund:
Micro-Cap Subaccount 11,753 Shares (Cost $157,477)	$169,246	$169,246
Small-Cap Subaccount 30,063 Shares (Cost $274,421)	320,776	320,776

Dreyfus Variable Investment Fund — Service Shares:
Appreciation Subaccount 2,529 Shares (Cost $91,009)	107,035	107,035

Franklin Templeton Variable Insurance Products Trust — Class 2:
Templeton Foreign Securities Subaccount 16,531 Shares (Cost $278,582)	309,465	309,465
Franklin Income Securities Subaccount 1,279 Shares (Cost $19,665)	22,203	22,203

Legg Mason Partners Variable Portfolios I, Inc.:
All Cap Subaccount 4,568 Shares (Cost $87,423)	89,173	89,173

Neuberger Berman Advisers Management Trust — S Class:
AMT Regency Subaccount 29,074 Shares (Cost $488,410)	504,435	504,435

Totals	$30,449,136	$30,449,136

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Operations	For the Period Ended December 31, 2006

	Ohio National Fund, Inc.

		Money				Capital
	Equity	Market	Bond	Omni	International	Appreciation	Millennium
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount(e)

	2006	2006	2006	2006	2006	2006	2006

Investment activity:
Reinvested dividends	$0	$70,961	$44,017	$550	$5,965	$7,030	$0
Risk and administrative expense (note 2)	(20,553)	(20,545)	(12,836)	(522)	(38,832)	(16,795)	(296)

Net investment activity	(20,553)	50,416	31,181	28	(32,867)	(9,765)	(296)

Reinvested capital gains	0	0	0	0	0	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	15,913	0	(547)	761	34,994	5,857	(5)
Unrealized gain (loss)	125,725	0	2,108	3,655	456,273	174,719	1,735

Net gain (loss) on investments	141,638	0	1,561	4,416	491,267	180,576	1,730

Net increase (decrease) in contract owners’ equity from operations	$121,085	$50,416	$32,742	$4,444	$458,400	$170,811	$1,434

	Ohio National Fund, Inc.

	International	Small Cap	Mid Cap	S&P 500		High Income	Capital
	Small Co.	Growth	Opportunity	Index	Blue Chip	Bond	Growth
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

	2006	2006	2006	2006	2006	2006	2006

Investment activity:
Reinvested dividends	$142	$0	$0	$1,344	$603	$0	$0
Risk and administrative expense (note 2)	(1,068)	(340)	(676)	(2,611)	(1,151)	(1,807)	(14)

Net investment activity	(926)	(340)	(676)	(1,267)	(548)	(1,807)	(14)

Reinvested capital gains	3,089	0	0	0	0	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	3,827	389	1,647	29,248	16,004	203	0
Unrealized gain (loss)	11,830	5,352	3,444	(1,901)	(4,337)	14,130	304

Net gain (loss) on investments	15,657	5,741	5,091	27,347	11,667	14,333	304

Net increase (decrease) in contract owners’ equity from operations	$17,820	$5,401	$4,415	$26,080	$11,119	$12,526	$290

(e)	Formerly known as Discovery Subaccount.
The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Operations	For the Period Ended December 31, 2006

	Ohio National Fund, Inc.

								Target
	Nasdaq-100		Bryton					Equity/
	Index	Bristol	Growth	U.S. Equity	Balanced	Covered Call	Target VIP	Income
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

	2006	2006	2006	2006	2006	2006	2006	2006

Investment activity:
Reinvested dividends	$0	$2,662	$0	$2,815	$1,494	$0	$16	$83
Risk and administrative expense (note 2)	(4,926)	(7,433)	(3,980)	(8,335)	(1,324)	(329)	(1,224)	(148)

Net investment activity	(4,926)	(4,771)	(3,980)	(5,520)	170	(329)	(1,208)	(65)

Reinvested capital gains	0	0	3,457	0	0	0	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	13,922	1,707	4,865	2,029	29	16	56	4
Unrealized gain (loss)	21,101	83,553	39,504	36,243	7,007	1,540	10,940	942

Net gain (loss) on investments	35,023	85,260	44,369	38,272	7,036	1,556	10,996	946

Net increase (decrease) in contract owners’ equity from operations	$30,097	$80,489	$43,846	$32,752	$7,206	$1,227	$9,788	$881

	Wells Fargo
	Advantage	Van Kampen Universal
	Variable Trust	Institutional Funds — Class II			Goldman Sachs Variable Insurance Trust
	Funds
		Core Plus	U.S. Real	International	Growth &	Structured	Capital
	Opportunity	Fixed Income	Estate	Growth Equity	Income	U.S. Equity	Growth
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount(d)	Subaccount

	2006	2006	2006	2006(c)	2006	2006	2006

Investment activity:
Reinvested dividends	$0	$2,044	$6,973	$21	$27,069	$9,350	$117
Risk and administrative expense (note 2)	(631)	(717)	(10,220)	(16)	(15,089)	(9,628)	(1,979)

Net investment activity	(631)	1,327	(3,247)	5	11,980	(278)	(1,862)

Reinvested capital gains	5,153	278	47,833	0	65,055	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	2,124	(15)	18,847	0	7,615	3,444	28,285
Unrealized gain (loss)	(2,194)	(512)	165,710	559	133,965	77,418	(10,467)

Net gain (loss) on investments	(70)	(527)	184,557	559	141,580	80,862	17,818

Net increase (decrease) in contract owners’ equity from operations	$4,452	$1,078	$229,143	$564	$218,615	$80,584	$15,956

(c)	Period from May 1, 2006, date of commencement of operations.
(d) Formerly known as Core U.S. Equity Subaccount.
The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Operations	For the Period Ended December 31, 2006

	Lazard Retirement		The Prudential Series		UBS Series
	Series, Inc.		Fund, Inc.		Trust — Class I

	Emerging		Jennison
	Markets	Small Cap	20/20 Focus	Jennison	U.S. Allocation
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

	2006	2006	2006	2006	2006

Investment activity:
Reinvested dividends	$1,349	$0	$0	$0	$469
Risk and administrative expense (note 2)	(3,709)	(3,163)	(3,489)	(494)	(270)

Net investment activity	(2,360)	(3,163)	(3,489)	(494)	199

Reinvested capital gains	17,696	18,821	12,635	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	7,836	6,129	1,289	219	74
Unrealized gain (loss)	46,051	10,205	20,646	336	1,515

Net gain (loss) on investments	53,887	16,334	21,935	555	1,589

Net increase (decrease) in contract owners’ equity from operations	$69,223	$31,992	$31,081	$61	$1,788

	Fidelity Variable Insurance Products Fund —
	Service Class 2				Janus Aspen Series — Service Shares

				VIP
	VIP	VIP	VIP	Equity-	Worldwide		International
	Mid-Cap	Contrafund	Growth	Income	Growth	Balanced	Growth
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

	2006	2006	2006	2006	2006	2006	2006

Investment activity:
Reinvested dividends	$1,081	$6,700	$485	$8,638	$244	$698	$5,515
Risk and administrative expense (note 2)	(8,227)	(8,003)	(3,007)	(1,361)	(205)	(339)	(2,890)

Net investment activity	(7,146)	(1,303)	(2,522)	7,277	39	359	2,625

Reinvested capital gains	72,058	56,451	0	41,280	0	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	31,912	79,743	17,469	584	27	15	4,474
Unrealized gain (loss)	(21,059)	(68,508)	1,366	(24,332)	2,257	2,699	96,325

Net gain (loss) on investments	10,853	11,235	18,835	(23,748)	2,284	2,714	100,799

Net increase (decrease) in contract owners’ equity from operations	$75,765	$66,383	$16,313	$24,809	$2,323	$3,073	$103,424

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Operations	For the Period Ended December 31, 2006

	J.P. Morgan Series Trust II		MFS Variable Insurance Trust — Service Class

	Small	Mid Cap	New	Investors	Mid Cap	Total
	Company	Value	Discovery	Growth Stock	Growth	Return
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

	2006	2006	2006	2006	2006	2006

Investment activity:
Reinvested dividends	$0	$6,005	$0	$0	$0	$3,139
Risk and administrative expense (note 2)	(1,253)	(15,160)	(160)	(724)	(405)	(2,042)

Net investment activity	(1,253)	(9,155)	(160)	(724)	(405)	1,097

Reinvested capital gains	2,083	24,264	187	0	0	4,601

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	1,274	4,816	22	96	28	3,292
Unrealized gain (loss)	10,365	138,234	1,477	3,633	5,800	5,360

Net gain (loss) on investments	11,639	143,050	1,499	3,729	5,828	8,652

Net increase (decrease) in contract owners’ equity from operations	$12,469	$158,159	$1,526	$3,005	$5,423	$14,350

						Dreyfus
						Variable
						Investment
	PIMCO Variable Insurance Trust —					Fund —
	Administrative Shares			Royce Capital Fund		Service Shares

	Real	Total	Global
	Return	Return	Bond	Micro-Cap	Small-Cap	Appreciation
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

	2006	2006	2006	2006	2006	2006

Investment activity:
Reinvested dividends	$62,392	$26,788	$2,415	$269	$179	$809
Risk and administrative expense (note 2)	(20,093)	(7,771)	(1,010)	(1,310)	(3,383)	(1,016)

Net investment activity	42,299	19,017	1,405	(1,041)	(3,204)	(207)

Reinvested capital gains	46,192	6,770	0	8,195	13,325	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	(4,171)	(1,154)	(870)	2,271	2,986	118
Unrealized gain (loss)	(88,308)	(6,643)	1,249	5,958	20,265	11,214

Net gain (loss) on investments	(92,479)	(7,797)	379	8,229	23,251	11,332

Net increase (decrease) in contract owners’ equity from operations	$(3,988)	$17,990	$1,784	$15,383	$33,372	$11,125

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Operations	For the Period Ended December 31, 2006

				Neuberger
				Berman
	Franklin Templeton Variable		Legg Mason	Advisers
	Insurance Products Trust —		Partners Variable	Management
	Class 2		Portfolios I, Inc.	Trust — S Class

	Templeton	Franklin
	Foreign	Income
	Securities	Securities	All Cap	AMT Regency	Total
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccounts

	2006	2006	2006	2006(c)	2006

Investment activity:
Reinvested dividends	$2,093	$731	$1,125	$482	$314,862
Risk and administrative expense (note 2)	(2,321)	(281)	(447)	(930)	(277,488)

Net investment activity	(228)	450	678	(448)	37,374

Reinvested capital gains	0	98	2,962	6,682	459,165

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	331	13	8	306	350,356
Unrealized gain (loss)	30,690	2,548	1,750	16,024	1,585,463

Net gain (loss) on investments	31,021	2,561	1,758	16,330	1,935,819

Net increase (decrease) in contract owners’ equity from operations	$30,793	$3,109	$5,398	$22,564	$2,432,358

(c)	Period from May 1, 2006, date of commencement of operations.
The accompanying notes are an integral part of these financial statements.

National Security Variable Account N
 Statements of Changes in Contract Owners’ Equity
For the Periods Ended December 31, 2006 and 2005

	Ohio National Fund, Inc.

	Equity		Money Market		Bond		Omni
	Subaccount		Subaccount		Subaccount		Subaccount

	2006	2005	2006	2005	2006	2005	2006	2005

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(20,553)	$(10,246)	$50,416	$11,713	$31,181	$18,829	$28	$(4)
Reinvested capital gains	0	0	0	0	0	0	0	0
Realized gain (loss)	15,913	6,040	0	(13)	(547)	820	761	142
Unrealized gain (loss)	125,725	69,799	0	0	2,108	(23,038)	3,655	2,358

Net increase (decrease) in contract owners’ equity from operations	121,085	65,593	50,416	11,700	32,742	(3,389)	4,444	2,496

Equity transactions:
Contract purchase payments (note 1)	510,463	518,992	547,481	290,315	358,872	260,621	8,530	7,047
Extra credit fund deposit (note 1)	2,698	1,772	1,560	1,037	2,647	1,906	120	1
Transfers (to) and from other subaccounts	52,884	12,720	(11,173)	(113,002)	44,209	15,529	75	(7,856)
Transfers (to) and from fixed dollar contract	235,542	138,081	1,195,818	45,429	109,756	148,317	(4,689)	9,076
Withdrawals and surrenders	(98,799)	(30,130)	(143,808)	(146,818)	(2,783)	(6,672)	0	0
Surrender charge (note 2)	(2,168)	(1,830)	(8,945)	(330)	0	(404)	0	0
Annual contract charges (note 2)	(5,242)	(1,308)	(2,550)	(804)	(3,401)	(1,036)	(226)	(111)
Annuity and death benefit payments	(4,259)	(695)	(8,694)	(888)	(4,322)	(893)	0	0

Net equity transactions	691,119	637,602	1,569,689	74,939	504,978	417,368	3,810	8,157

Net change in contract owners’ equity	812,204	703,195	1,620,105	86,639	537,720	413,979	8,254	10,653
Contract owners’ equity:
Beginning of period	1,215,810	512,615	795,562	708,923	670,790	256,811	35,729	25,076

End of period	$2,028,014	$1,215,810	$2,415,667	$795,562	$1,208,510	$670,790	$43,983	$35,729

Change in units:
Beginning units	102,287	45,129	69,439	62,816	49,119	18,624	4,457	3,377

Units purchased	73,206	62,222	167,429	51,691	39,253	32,460	1,128	2,175
Units redeemed	(13,595)	(5,064)	(33,196)	(45,068)	(2,670)	(1,965)	(676)	(1,095)

Ending units	161,898	102,287	203,672	69,439	85,702	49,119	4,909	4,457

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2006 and 2005

	Ohio National Fund, Inc.

	International		Capital Appreciation		Millennium	International Small Co.
	Subaccount		Subaccount		Subaccount(e)	Subaccount

	2006	2005	2006	2005	2006	2006	2005

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(32,867)	$(13,102)	$(9,765)	$(578)	$(296)	$(926)	$(354)
Reinvested capital gains	0	0	0	0	0	3,089	0
Realized gain (loss)	34,994	10,971	5,857	239	(5)	3,827	1,123
Unrealized gain (loss)	456,273	140,351	174,719	30,347	1,735	11,830	10,553

Net increase (decrease) in contract owners’ equity from operations	458,400	138,220	170,811	30,008	1,434	17,820	11,322

Equity transactions:
Contract purchase payments (note 1)	1,261,012	830,161	427,440	410,147	0	47,998	20,000
Extra credit fund deposit (note 1)	9,450	6,327	4,617	3,176	0	0	0
Transfers (to) and from other subaccounts	(64,600)	(22,642)	(1,548)	23,487	0	(11,526)	(11,530)
Transfers (to) and from fixed dollar contract	640,209	478,879	262,740	230,203	51,490	13,295	6,651
Withdrawals and surrenders	(30,983)	(63,979)	(907)	0	0	0	0
Surrender charge (note 2)	(23)	(3,895)	0	0	0	0	0
Annual contract charges (note 2)	(9,649)	(2,081)	(4,362)	(597)	0	(373)	(217)
Annuity and death benefit payments	(15,591)	(2,574)	(7,773)	(1,390)	0	0	0

Net equity transactions	1,789,825	1,220,196	680,207	665,026	51,490	49,394	14,904

Net change in contract owners’ equity	2,248,225	1,358,416	851,018	695,034	52,924	67,214	26,226
Contract owners’ equity:
Beginning of period	1,886,328	527,912	757,181	62,147	0	58,990	32,764

End of period	$4,134,553	$1,886,328	$1,608,199	$757,181	$52,924	$126,204	$58,990

Change in units:
Beginning units	186,377	56,276	44,421	3,785	0	4,224	2,985

Units purchased	180,128	144,019	40,295	41,089	6,858	3,908	2,300
Units redeemed	(19,708)	(13,918)	(2,510)	(453)	0	(880)	(1,061)

Ending units	346,797	186,377	82,206	44,421	6,858	7,252	4,224

(e)	Formerly known as Discovery Subaccount.
The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2006 and 2005

	Ohio National Fund, Inc.

	Small Cap Growth		Mid Cap Opportunity		S&P 500 Index		Blue Chip
	Subaccount		Subaccount		Subaccount		Subaccount

	2006	2005	2006	2005	2006	2005	2006	2005

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(340)	$(307)	$(676)	$(581)	$(1,267)	$(891)	$(548)	$(689)
Reinvested capital gains	0	0	0	0	0	0	0	0
Realized gain (loss)	389	158	1,647	374	29,248	832	16,004	464
Unrealized gain (loss)	5,352	1,255	3,444	4,403	(1,901)	12,158	(4,337)	5,815

Net increase (decrease) in contract owners’ equity from operations	5,401	1,106	4,415	4,196	26,080	12,099	11,119	5,590

Equity transactions:
Contract purchase payments (note 1)	0	0	7,780	10,510	0	51,625	0	0
Extra credit fund deposit (note 1)	0	0	90	1	0	0	0	0
Transfers (to) and from other subaccounts	(732)	(529)	869	(7,596)	0	0	0	0
Transfers (to) and from fixed dollar contract	0	0	(4,971)	7,976	0	0	38,347	0
Withdrawals and surrenders	0	0	0	0	(217,267)	0	(141,498)	0
Surrender charge (note 2)	0	0	0	0	0	0	0	0
Annual contract charges (note 2)	(98)	(98)	(204)	(102)	(452)	(154)	(15)	(15)
Annuity and death benefit payments	0	0	0	0	(23,961)	0	(15,650)	0

Net equity transactions	(830)	(627)	3,564	10,789	(241,680)	51,471	(118,816)	(15)

Net change in contract owners’ equity	4,571	479	7,979	14,985	(215,600)	63,570	(107,697)	5,575
Contract owners’ equity:
Beginning of period	23,059	22,580	47,080	32,095	342,897	279,327	175,330	169,755

End of period	$27,630	$23,059	$55,059	$47,080	$127,297	$342,897	$67,633	$175,330

Change in units:
Beginning units	4,329	4,452	3,172	2,346	30,265	25,401	15,869	15,870

Units purchased	46	0	650	1,407	0	4,878	3,294	0
Units redeemed	(187)	(123)	(391)	(581)	(20,384)	(14)	(13,828)	(1)

Ending units	4,188	4,329	3,431	3,172	9,881	30,265	5,335	15,869

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2006 and 2005

	Ohio National Fund, Inc.

	High Income Bond		Capital Growth	Nasdaq-100 Index		Bristol		Bryton Growth
	Subaccount		Subaccount	Subaccount		Subaccount		Subaccount

	2006	2005	2006	2006	2005	2006	2005	2006	2005

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(1,807)	$2,704	$(14)	$(4,926)	$(3,023)	$(4,771)	$(1,584)	$(3,980)	$(831)
Reinvested capital gains	0	0	0	0	0	0	0	3,457	0
Realized gain (loss)	203	68	0	13,922	(56)	1,707	71	4,865	208
Unrealized gain (loss)	14,130	(1,693)	304	21,101	9,892	83,553	14,247	39,504	8,517

Net increase (decrease) in contract owners’ equity from operations	12,526	1,079	290	30,097	6,813	80,489	12,734	43,846	7,894

Equity transactions:
Contract purchase payments (note 1)	143,203	12,119	0	108,809	104,482	335,679	181,638	225,180	102,503
Extra credit fund deposits (note 1)	60	79	0	1,222	866	2,022	1,443	1,221	786
Transfers (to) and from other subaccounts	626	1,551	0	24,825	8,913	7,410	13,671	15,669	4,357
Transfers (to) and from fixed dollar contract	18,819	8,876	5,447	78,870	60,601	134,497	98,586	70,566	53,172
Withdrawals and surrenders	(1,963)	0	0	(141,290)	0	(1,568)	0	(1,117)	0
Surrender charge (note 2)	0	0	0	0	0	0	0	0	0
Annual contract charges (note 2)	(270)	(143)	0	(1,083)	(129)	(1,761)	(134)	(991)	(72)
Annuity and death benefit payments	(659)	(110)	0	(17,650)	(385)	(3,647)	(633)	(1,993)	(266)

Net equity transactions	159,816	22,372	5,447	53,703	174,348	472,632	294,571	308,535	160,480

Net change in contract owners’ equity	172,342	23,451	5,737	83,800	181,161	553,121	307,305	352,381	168,374
Contract owners’ equity:
Beginning of period	76,169	52,718	0	338,591	157,430	307,305	0	168,374	0

End of period	$248,511	$76,169	$5,737	$422,391	$338,591	$860,426	$307,305	$520,755	$168,374

Change in units:
Beginning units	5,904	4,150	0	86,415	40,195	25,396	0	16,936	0

Units purchased	11,985	1,781	270	55,965	46,850	37,606	25,690	30,842	17,340
Units redeemed	(316)	(27)	0	(39,843)	(630)	(1,166)	(294)	(2,396)	(404)

Ending units	17,573	5,904	270	102,537	86,415	61,836	25,396	45,382	16,936

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2006 and 2005

	Ohio National Fund, Inc.

								Target
	U.S. Equity		Balanced	Covered Call		Target VIP		Equity/Income
	Subaccount		Subaccount	Subaccount		Subaccount		Subaccount

	2006	2005	2006	2006	2005	2006	2005(b)	2006

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(5,520)	$(4,509)	$170	$(329)	$(171)	$(1,208)	$(53)	$(65)
Reinvested capital gains	0	0	0	0	0	0	0	0
Realized gain (loss)	2,029	543	29	16	8	56	0	4
Unrealized gain (loss)	36,243	34,857	7,007	1,540	534	10,940	(88)	942

Net increase (decrease) in contract owners’ equity from operations	32,752	30,891	7,206	1,227	371	9,788	(141)	881

Equity transactions:
Contract purchase payments (note 1)	534,792	254,092	123,227	0	4,783	12,500	42,838	12,500
Extra credit fund deposits (note 1)	4,929	1,298	4,929	0	0	0	1,713	0
Transfers (to) and from other subaccounts	3,523	241	0	0	0	935	0	0
Transfers (to) and from fixed dollar contract	4,845	0	0	27,877	0	82,943	0	0
Withdrawals and surrenders	(5,000)	(5,000)	0	0	0	0	0	0
Surrender charge (note 2)	0	0	0	0	0	0	0	0
Annual contract charges (note 2)	(1,646)	(600)	0	0	0	(279)	0	0
Annuity and death benefit payments	0	0	0	0	0	(2,309)	0	0

Net equity transactions	541,443	250,031	128,156	27,877	4,783	93,790	44,551	12,500

Net change in contract owners’ equity	574,195	280,922	135,362	29,104	5,154	103,578	44,410	13,381
Contract owners’ equity:
Beginning of period	407,557	126,635	0	13,691	8,537	44,410	0	0

End of period	$981,752	$407,557	$135,362	$42,795	$13,691	$147,988	$44,410	$13,381

Change in units:
Beginning units	32,763	10,914	0	1,266	802	4,389	0	0

Units purchased	41,989	22,359	10,591	2,585	464	9,247	4,389	1,227
Units redeemed	(607)	(510)	0	0	0	(246)	0	0

Ending units	74,145	32,763	10,591	3,851	1,266	13,390	4,389	1,227

(b)	Period from November 2, 2005, date of commencement of operations.
The accompanying notes are an integral part of these financial statements.

National Security Variable Account N
 Statements of Changes in Contract Owners’ Equity
For the Periods Ended December 31, 2006 and 2005

	Wells Fargo Advantage
	Variable Trust Funds
	(note 3)		Van Kampen Universal Institutional Funds — Class II

							International
			Core Plus Fixed		U.S. Real Estate		Growth Equity
	Opportunity Subaccount		Income Subaccount		Subaccount		Subaccount

	2006	2005	2006	2005	2006	2005	2006(c)

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(631)	$(600)	$1,327	$1,063	$(3,247)	$(518)	$5
Reinvested capital gains	5,153	0	278	367	47,833	6,983	0
Realized gain (loss)	2,124	149	(15)	(4)	18,847	4,830	0
Unrealized gain (loss)	(2,194)	3,198	(512)	(246)	165,710	33,182	559

Net increase (decrease) in contract owners’ equity from operations	4,452	2,747	1,078	1,180	229,143	44,477	564

Equity transactions:
Contract purchase payments (note 1)	0	0	8,195	9,563	352,085	229,147	15,000
Extra credit fund deposits (note 1)	0	0	0	0	2,144	1,415	0
Transfers (to) and from other subaccounts	(10,877)	0	0	0	(85,485)	11,372	0
Transfers (to) and from fixed dollar contract	0	0	0	0	138,209	111,442	0
Withdrawals and surrenders	0	0	0	0	(14,385)	(12,752)	0
Surrender charge (note 2)	0	0	0	0	0	(689)	0
Annual contract charges (note 2)	(268)	(250)	(27)	(29)	(2,763)	(590)	0
Annuity and death benefit payments	0	0	0	0	(3,610)	(567)	0

Net equity transactions	(11,145)	(250)	8,168	9,534	386,195	338,778	15,000

Net change in contract owners’ equity	(6,693)	2,497	9,246	10,714	615,338	383,255	15,564
Contract owners’ equity:
Beginning of period	45,666	43,169	50,987	40,273	497,425	114,170	0

End of period	$38,973	$45,666	$60,233	$50,987	$1,112,763	$497,425	$15,564

Change in units:
Beginning units	2,979	2,997	4,212	3,410	25,196	6,659	0

Units purchased	0	0	661	804	21,343	20,336	1,446
Units redeemed	(682)	(18)	(2)	(2)	(5,065)	(1,799)	0

Ending units	2,297	2,979	4,871	4,212	41,474	25,196	1,446

(c)	Period from May 1, 2006, date of commencement of operations.
The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2006 and 2005

							Lazard Retirement
	Goldman Sachs Variable Insurance Trust						Series, Inc.

	Growth & Income		Structured U.S. Equity		Capital Growth		Emerging Markets
	Subaccount		Subaccount(d)		Subaccount		Subaccount

	2006	2005	2006	2005	2006	2005	2006	2005

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$11,980	$5,502	$(278)	$107	$(1,862)	$(3,238)	$(2,360)	$(1,537)
Reinvested capital gains	65,055	0	0	0	0	0	17,696	5,779
Realized gain (loss)	7,615	230	3,444	1,544	28,285	372	7,836	4,691
Unrealized gain (loss)	133,965	3,973	77,418	20,514	(10,467)	6,941	46,051	42,759

Net increase (decrease) in contract owners’ equity from operations	218,615	9,705	80,584	22,165	15,956	4,075	69,223	51,692

Equity transactions:
Contract purchase payments (note 1)	772,146	360,961	215,072	216,704	45,280	7,316	104,912	28,064
Extra credit fund deposits (note 1)	3,424	2,283	2,443	1,741	90	19	0	0
Transfers (to) and from other subaccounts	(42,126)	42,740	(68)	7,611	1,919	(8,779)	7,001	12,309
Transfers (to) and from fixed dollar contract	269,024	177,785	163,415	122,521	(4,724)	8,938	24,606	2,158
Withdrawals and surrenders	(4,285)	(1,784)	(451)	(13,963)	(210,442)	(9,872)	(3,161)	0
Surrender charge (note 2)	0	0	0	(848)	0	(426)	(220)	0
Annual contract charges (note 2)	(3,923)	(413)	(2,336)	(407)	(273)	(167)	(498)	(105)
Annuity and death benefit payments	(5,979)	(968)	(4,257)	(724)	(23,674)	0	(206)	0

Net equity transactions	988,281	580,604	373,818	332,635	(191,824)	(2,971)	132,434	42,426

Net change in contract owners’ equity	1,206,896	590,309	454,402	354,800	(175,868)	1,104	201,657	94,118
Contract owners’ equity:
Beginning of period	653,108	62,799	451,677	96,877	270,736	269,632	208,714	114,596

End of period	$1,860,004	$653,108	$906,079	$451,677	$94,868	$270,736	$410,371	$208,714

Change in units:
Beginning units	65,614	6,467	39,909	8,992	25,344	25,626	10,450	7,966

Units purchased	96,136	60,271	34,110	32,754	4,301	1,802	6,867	3,414
Units redeemed	(7,788)	(1,124)	(2,111)	(1,837)	(21,350)	(2,084)	(1,284)	(930)

Ending units	153,962	65,614	71,908	39,909	8,295	25,344	16,033	10,450

(d)	Formerly known as Core U.S. Equity Subaccount.
The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2006 and 2005

	Lazard Retirement						UBS Series Trust —
	Series, Inc.		The Prudential Series Fund, Inc.				Class I

	Small Cap		Jennison 20/20 Focus		Jennison		U.S. Allocation
	Subaccount		Subaccount		Subaccount		Subaccount

	2006	2005	2006	2005	2006	2005	2006	2005

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(3,163)	$(2,604)	$(3,489)	$(2,022)	$(494)	$(537)	$199	$(15)
Reinvested capital gains	18,821	14,040	12,635	0	0	0	0	0
Realized gain (loss)	6,129	1,223	1,289	13,099	219	1,821	74	244
Unrealized gain (loss)	10,205	(8,168)	20,646	13,453	336	2,984	1,515	743

Net increase (decrease) in contract owners’ equity from operations	31,992	4,491	31,081	24,530	61	4,268	1,788	972

Equity transactions:
Contract purchase payments (note 1)	7,424	6,009	123,724	57,000	0	451	0	0
Extra credit fund deposits (note 1)	120	1	0	60	0	18	0	0
Transfers (to) and from other subaccounts	(52,478)	(3,030)	(222)	(32,922)	1,028	(4,777)	(57)	148
Transfers (to) and from fixed dollar contract	25,939	13,274	58,470	5,291	0	963	0	0
Withdrawals and surrenders	(525)	0	(742)	(31,179)	0	(9,492)	0	(1,365)
Surrender charge (note 2)	(33)	0	0	(1,897)	0	(577)	0	0
Annual contract charges (note 2)	(379)	(114)	(859)	(436)	(63)	(65)	(98)	(99)
Annuity and death benefit payments	0	0	0	0	0	0	0	0

Net equity transactions	(19,932)	16,140	180,371	(4,083)	965	(13,479)	(155)	(1,316)

Net change in contract owners’ equity	12,060	20,631	211,452	20,447	1,026	(9,211)	1,633	(344)
Contract owners’ equity:
Beginning of period	203,804	183,173	187,329	166,882	36,246	45,457	19,011	19,355

End of period	$215,864	$203,804	$398,781	$187,329	$37,272	$36,246	$20,644	$19,011

Change in units:
Beginning units	12,307	11,344	15,003	15,984	5,015	7,073	1,997	2,138

Units purchased	2,583	2,756	14,004	4,988	234	315	2	16
Units redeemed	(3,503)	(1,793)	(503)	(5,969)	(90)	(2,373)	(18)	(157)

Ending units	11,387	12,307	28,504	15,003	5,159	5,015	1,981	1,997

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2006 and 2005

	Fidelity Variable Insurance Products Fund — Service Class 2

	VIP Mid Cap		VIP Contrafund		VIP Growth		VIP Equity-Income
	Subaccount		Subaccount		Subaccount		Subaccount

	2006	2005	2006	2005	2006	2005	2006	2005

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(7,146)	$(5,058)	$(1,303)	$(6,735)	$(2,522)	$(3,115)	$7,277	$8
Reinvested capital gains	72,058	4,490	56,451	88	0	0	41,280	481
Realized gain (loss)	31,912	3,519	79,743	12,107	17,469	(733)	584	13
Unrealized gain (loss)	(21,059)	61,494	(68,508)	73,107	1,366	14,500	(24,332)	54

Net increase (decrease) in contract owners’ equity from operations	75,765	64,445	66,383	78,567	16,313	10,652	24,809	556

Equity transactions:
Contract purchase payments (note 1)	197,556	184,562	211,363	82,245	0	10,000	528,060	0
Extra credit fund deposits (note 1)	1,202	866	0	685	0	0	68	0
Transfers (to) and from other subaccounts	13,855	10,050	23,104	27,073	(7,560)	(48,846)	1,999	10
Transfers (to) and from fixed dollar contract	75,427	59,152	149,172	(25,622)	38,789	3,668	64,473	0
Withdrawals and surrenders	(189,963)	0	(351,934)	0	(136,190)	(850)	(15,499)	0
Surrender charge (note 2)	0	0	(1,075)	0	(51)	0	(865)	0
Annual contract charges (note 2)	(1,972)	(390)	(1,048)	(220)	(154)	(141)	(88)	(74)
Annuity and death benefit payments	(22,649)	(382)	(39,444)	0	(14,948)	0	(1,137)	0

Net equity transactions	73,456	253,858	(9,862)	84,161	(120,114)	(36,169)	577,011	(64)

Net change in contract owners’ equity	149,221	318,303	56,521	162,728	(103,801)	(25,517)	601,820	492
Contract owners’ equity:
Beginning of period	570,168	251,865	626,210	463,482	294,917	320,434	14,060	13,568

End of period	$719,389	$570,168	$682,731	$626,210	$191,116	$294,917	$615,880	$14,060

Change in units:
Beginning units	31,059	15,969	53,409	45,475	45,303	51,216	1,139	1,144

Units purchased	16,503	16,008	33,500	12,256	6,374	2,488	42,191	1
Units redeemed	(12,211)	(918)	(33,924)	(4,322)	(23,745)	(8,401)	(1,377)	(6)

Ending units	35,351	31,059	52,985	53,409	27,932	45,303	41,953	1,139

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N
 Statements of Changes in Contract Owners’ Equity
For the Periods Ended December 31, 2006 and 2005

							J.P. Morgan Series
	Janus Aspen Series — Service Shares						Trust II

	Worldwide Growth		Balanced		International Growth		Small Company
	Subaccount		Subaccount		Subaccount		Subaccount

	2006	2005	2006	2005	2006	2005	2006	2005

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$39	$(9)	$359	$51	$2,625	$11	$(1,253)	$(752)
Reinvested capital gains	0	0	0	0	0	0	2,083	6,190
Realized gain (loss)	27	8	15	2	4,474	667	1,274	1,161
Unrealized gain (loss)	2,257	732	2,699	190	96,325	11,297	10,365	(4,503)

Net increase (decrease) in contract owners’ equity from operations	2,323	731	3,073	243	103,424	11,975	12,469	2,096

Equity transactions:
Contract purchase payments (note 1)	0	4,783	0	0	633,729	28,078	26,167	14,327
Extra credit fund deposits (note 1)	0	0	0	0	87	0	188	44
Transfers (to) and from other subaccounts	0	0	26,949	0	(5,648)	(3,732)	2,514	(6,192)
Transfers (to) and from fixed dollar contract	0	0	0	6,375	83,908	9,977	24,219	13,450
Withdrawals and surrenders	0	0	0	0	(3,355)	0	0	(6,972)
Surrender charge (note 2)	0	0	0	0	0	0	0	(423)
Annual contract charges (note 2)	0	0	(14)	(3)	(365)	(5)	(365)	(183)
Annuity and death benefit payments	0	0	0	0	(424)	0	(135)	0

Net equity transactions	0	4,783	26,935	6,372	707,932	34,318	52,588	14,051

Net change in contract owners’ equity	2,323	5,514	30,008	6,615	811,356	46,293	65,057	16,147
Contract owners’ equity:
Beginning of period	14,241	8,727	7,702	1,087	57,391	11,098	62,518	46,371

End of period	$16,564	$14,241	$37,710	$7,702	$868,747	$57,391	$127,575	$62,518

Change in units:
Beginning units	2,438	1,556	722	108	6,521	1,641	5,012	3,792

Units purchased	0	882	2,525	614	63,317	5,358	4,679	2,804
Units redeemed	0	0	(1)	0	(2,070)	(478)	(673)	(1,584)

Ending units	2,438	2,438	3,246	722	67,768	6,521	9,018	5,012

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2006 and 2005

	J.P. Morgan Series
	Trust II		MFS Variable Insurance Trust — Service Class

	Mid Cap Value		New Discovery		Investors Growth		Mid Cap Growth	Total Return
	Subaccount		Subaccount		Stock Subaccount		Subaccount	Subaccount

	2006	2005	2006	2005	2006	2005	2006	2006	2005

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(9,155)	$(4,650)	$(160)	$(152)	$(724)	$(601)	$(405)	$1,097	$(258)
Reinvested capital gains	24,264	4,447	187	0	0	0	0	4,601	2,303
Realized gain (loss)	4,816	5,220	22	(159)	96	151	28	3,292	205
Unrealized gain (loss)	138,234	25,703	1,477	469	3,633	2,343	5,800	5,360	(1,483)

Net increase (decrease) in contract owners’ equity from operations	158,159	30,720	1,526	158	3,005	1,893	5,423	14,350	767

Equity transactions:
Contract purchase payments (note 1)	358,974	304,641	2,500	0	0	9,564	142,961	0	0
Extra credit fund deposits (note 1)	3,384	2,627	0	0	0	0	19	0	0
Transfers (to) and from other subaccounts	(5,603)	9,951	(79)	(3,420)	121	458	750	399	6,797
Transfers (to) and from fixed dollar contract	242,945	179,350	0	0	0	0	36,345	0	83,562
Withdrawals and surrenders	(610)	(25,333)	0	0	0	(995)	(1,109)	(36,185)	0
Surrender charge (note 2)	0	(1,537)	0	0	0	0	0	0	0
Annual contract charges (note 2)	(3,843)	(891)	(5)	(4)	(120)	(115)	0	(512)	(224)
Annuity and death benefit payments	(6,608)	(895)	0	0	0	0	(88)	0	0

Net equity transactions	588,639	467,913	2,416	(3,424)	1	8,912	178,878	(36,298)	90,135

Net change in contract owners’ equity	746,798	498,633	3,942	(3,266)	3,006	10,805	184,301	(21,948)	90,902
Contract owners’ equity:
Beginning of period	700,654	202,021	9,954	13,220	51,608	40,803	0	142,220	51,318

End of period	$1,447,452	$700,654	$13,896	$9,954	$54,614	$51,608	$184,301	$120,272	$142,220

Change in units:
Beginning units	39,132	12,153	898	1,235	5,061	4,113	0	11,724	4,281

Units purchased	33,451	30,011	234	0	12	1,058	19,117	32	8,023
Units redeemed	(2,428)	(3,032)	(7)	(337)	(12)	(110)	(125)	(2,750)	(580)

Ending units	70,155	39,132	1,125	898	5,061	5,061	18,992	9,006	11,724

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2006 and 2005

	PIMCO Variable Insurance Trust — Administrative Shares						Royce Capital Fund

	Real Return		Total Return		Global Bond		Micro-Cap
	Subaccount		Subaccount		Subaccount		Subaccount

	2006	2005	2006	2005	2006	2005	2006	2005

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$42,299	$9,444	$19,017	$6,634	$1,405	$533	$(1,041)	$(314)
Reinvested capital gains	46,192	10,900	6,770	5,659	0	881	8,195	770
Realized gain (loss)	(4,171)	(584)	(1,154)	482	(870)	(43)	2,271	1,509
Unrealized gain (loss)	(88,308)	(16,869)	(6,643)	(9,804)	1,249	(4,746)	5,958	4,271

Net increase (decrease) in contract owners’ equity from operations	(3,988)	2,891	17,990	2,971	1,784	(3,375)	15,383	6,236

Equity transactions:
Contract purchase payments (note 1)	415,374	494,625	1,107,490	127,199	40,176	20,000	111,517	625
Extra credit fund deposits (note 1)	4,661	3,309	106	60	0	0	10	25
Transfers (to) and from other subaccounts	67,067	47,529	(17,805)	14,665	(12,813)	(5,751)	(2,657)	18,236
Transfers (to) and from fixed dollar contract	248,829	228,822	71,093	(4,565)	28,387	17,254	5,286	0
Withdrawals and surrenders	(20,344)	0	(10,523)	(8,260)	0	0	(9,431)	(7,150)
Surrender charge (note 2)	0	0	0	(405)	0	0	0	(435)
Annual contract charges (note 2)	(5,029)	(776)	(1,579)	(704)	(300)	(111)	(314)	(193)
Annuity and death benefit payments	(7,859)	(1,549)	(1,086)	0	0	0	(391)	0

Net equity transactions	702,699	771,960	1,147,696	127,990	55,450	31,392	104,020	11,108

Net change in contract owners’ equity	698,711	774,851	1,165,686	130,961	57,234	28,017	119,403	17,344
Contract owners’ equity:
Beginning of period	1,005,888	231,037	411,237	280,276	61,613	33,596	49,843	32,499

End of period	$1,704,599	$1,005,888	$1,576,923	$411,237	$118,847	$61,613	$169,246	$49,843

Change in units:
Beginning units	81,261	18,794	36,454	25,104	5,090	2,556	2,747	1,972

Units purchased	67,014	66,552	105,013	15,943	6,003	3,345	6,174	1,770
Units redeemed	(9,636)	(4,085)	(5,846)	(4,593)	(1,581)	(811)	(1,109)	(995)

Ending units	138,639	81,261	135,621	36,454	9,512	5,090	7,812	2,747

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2006 and 2005

			Dreyfus Variable
			Investment Fund —		Franklin Templeton Variable
	Royce Capital Fund		Service Shares		Insurance Products Trust — Class 2

					Templeton Foreign		Franklin Income
	Small-Cap		Appreciation		Securities		Securities
	Subaccount		Subaccount		Subaccount		Subaccount

	2006	2005	2006	2005	2006	2005(a)	2006	2005(a)

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(3,204)	$(2,460)	$(207)	$(730)	$(228)	$(22)	$450	$(43)
Reinvested capital gains	13,325	2,091	0	0	0	0	98	0
Realized gain (loss)	2,986	3,548	118	272	331	0	13	0
Unrealized gain (loss)	20,265	10,322	11,214	1,835	30,690	194	2,548	(10)

Net increase (decrease) in contract owners’ equity from operations	33,372	13,501	11,125	1,377	30,793	172	3,109	(53)

Equity transactions:
Contract purchase payments (note 1)	27,415	30,640	7,750	3,575	185,390	45,567	0	0
Extra credit fund deposits (note 1)	0	373	10	43	2,465	343	0	0
Transfers (to) and from other subaccounts	33,503	(3,583)	(123)	(5,231)	(3,023)	0	2,172	0
Transfers (to) and from fixed dollar contract	27,507	7,332	33,907	1,888	50,313	0	0	16,998
Withdrawals and surrenders	0	(13,823)	0	0	(1,102)	0	0	0
Surrender charge (note 2)	0	(839)	0	0	0	0	0	0
Annual contract charges (note 2)	(609)	(339)	(229)	(182)	(349)	0	(23)	0
Annuity and death benefit payments	(477)	0	0	0	(1,104)	0	0	0

Net equity transactions	87,339	19,761	41,315	93	232,590	45,910	2,149	16,998

Net change in contract owners’ equity	120,711	33,262	52,440	1,470	263,383	46,082	5,258	16,945
Contract owners’ equity:
Beginning of period	200,065	166,803	54,595	53,125	46,082	0	16,945	0

End of period	$320,776	$200,065	$107,035	$54,595	$309,465	$46,082	$22,203	$16,945

Change in units:
Beginning units	10,867	9,700	4,400	4,397	4,122	0	1,635	0

Units purchased	5,054	2,892	3,344	565	19,452	4,122	204	1,635
Units redeemed	(634)	(1,725)	(216)	(562)	(465)	0	(2)	0

Ending units	15,287	10,867	7,528	4,400	23,109	4,122	1,837	1,635

(a)	Period from May 2, 2005, date of commencement of operations.
The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2006 and 2005

		Neuberger
	Legg Mason	Berman
	Partners	Advisers
	Variable	Management
	Portfolios I, Inc.	Trust — S Class

		AMT
	All Cap	Regency	Total
	Subaccount	Subaccount	Subaccounts

	2006	2006(c)	2006	2005

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$678	$(448)	$37,374	$(16,294)
Reinvested capital gains	2,962	6,682	459,165	65,469
Realized gain (loss)	8	306	350,356	77,536
Unrealized gain (loss)	1,750	16,024	1,585,463	608,696

Net increase (decrease) in contract owners’ equity from operations	5,398	22,564	2,432,358	735,407

Equity transactions:
Contract purchase payments (note 1)	83,750	439,504	10,828,980	5,377,519
Extra credit fund deposits (note 1)	0	68	56,054	34,317
Transfers (to) and from other subaccounts	25	2,772	0	0
Transfers (to) and from fixed dollar contract	0	42,819	4,859,759	2,325,860
Withdrawals and surrenders	0	(2,963)	(1,800,182)	(396,389)
Surrender charge (note 2)	0	0	(13,380)	(14,535)
Annual contract charges (note 2)	0	0	(61,007)	(14,831)
Annuity and death benefit payments	0	(329)	(240,913)	(12,919)

Net equity transactions	83,775	481,871	13,629,311	7,299,022

Net change in contract owners’ equity	89,173	504,435	16,061,669	8,034,429
Contract owners’ equity:
Beginning of period	0	0	14,387,467	6,353,038

End of period	$89,173	$504,435	$30,449,136	$14,387,467

Change in units:
Beginning units	0	0	1,244,048	600,984

Units purchased	4,580	49,850	1,388,812	764,897
Units redeemed	0	(323)	(294,130)	(121,833)

Ending units	4,580	49,527	2,338,730	1,244,048

(c)	Period from May 1, 2006, date of commencement of operations.
The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Notes to Financial Statements	December 31, 2006
(1) Basis of Presentation and Summary of Significant Accounting Policies

National Security Variable Account N (the Account) is a separate account of National Security Life and Annuity Company (“NSLA”) and all obligations arising under variable annuity contracts are general corporate obligations of NSLA. The Account is registered as a unit investment trust under the Investment Company Act of 1940. The Account commenced operations on March 18, 2003.

Assets of the Account are invested in portfolio shares of Ohio National Fund, Inc., Wells Fargo Advantage Variable Trust Funds, Van Kampen Universal Institutional Funds, Inc. — Class II, Goldman Sachs Variable Insurance Trust, Lazard Retirement Series Inc., The Prudential Series Fund, Inc., UBS Series Trust — Class I, Fidelity Variable Insurance Products — Fund Service Class 2, Janus Aspen Series — Service Shares, J. P. Morgan Series Trust II, MFS Variable Insurance Trust — Service Class, PIMCO Variable Insurance Trust — Administrative Shares, Royce Capital Fund, Dreyfus Variable Investment Fund — Service Shares, Franklin Templeton Variable Insurance Products Trust Class — 2, Legg Mason Partners Variable Portfolios I, Inc., and Neuberger Berman Advisers Management Trust — S Class (collectively, the “Funds”). The Funds are diversified open-end management investment companies. The Funds’ investments are subject to varying degrees of market, interest and financial risks; the issuers’ abilities to meet certain obligations may be affected by economic developments in their respective industries.

Annuity reserves for contracts that have been annuitized are computed according to the 2000 Annuity Table. The assumed interest rate is 3.33 percent. Charges to annuity reserves for adverse mortality and expense risk experience are reimbursed to the Account by NSLA. Such amounts are included in risk and administrative expense.

The fair value of the underlying mutual funds is based on the closing net asset value of fund shares held at December 31, 2006. Share transactions are recorded on the trade date. Income from dividends and capital gain distributions are recorded on the ex-dividend date. Net realized capital gains and losses are determined on the basis of average cost.

Ohio National Investments, Inc. (“ONI”), a wholly owned subsidiary of The Ohio National Life Insurance Company (“ONLIC”), performs investment advisory services on behalf of the Ohio National Fund, Inc. in which the Account invests. NSLA is a subsidiary of ONLIC. For these services, ONI received fees of approximately $14.6 million and $12.2 million for the years ended December 31, 2006 and 2005, respectively.

For certain products, NSLA credits an extra amount to the contract holder’s contract each time a purchase payment is made. The extra credit equals 4% of each purchase payment.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract maintained in the accounts of NSLA. The accompanying financial statements include only the contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for the fixed account benefit.

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Some of the underlying mutual funds have been established by investment advisers that manage publicly traded mutual funds with similar names and investment objectives. While some of the underlying mutual funds may be similar to publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual fund may differ substantially.

NSLA offers deferred variable annuity contracts through the Account. The primary distribution for the contracts is conducted by an affiliate although other means of distributions may be utilized.

Certain 2005 amounts in the presentation of the Statement of Contract Owners’ Equity have been reclassified to conform to the 2006 presentation.

(continued)

National Security Variable Account N

Notes to Financial Statements (Continued)	December 31, 2006

(2)	Risk & Administrative Expense and Contract Charges

Although variable annuity payments differ according to the investment performance of the underlying subaccounts, they are not affected by mortality or expense experience because NSLA assumes the expense risk and the mortality risk under the contracts. NSLA charges the Accounts’ assets for assuming those risks.

The mortality risk results from a provision in the contract in which NSLA agrees to make annuity payments regardless of how long a particular annuitant or other payee lives and how long all annuitants or other payees as a class live if payment options involving life contingencies are chosen. Those annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued.

At the end of each valuation period, NSLA charges a mortality and expense risk fee and a fee for recovery of administrative expenses. Both fees are calculated based on net assets at the end of the valuation period and a pre-determined annualized rate as stated in the product prospectuses. Administrative expenses include costs associated with providing accounting, administrative, compliance and legal services necessary to support issuance and maintenance of contracts. The expense risk assumed by NSLA is the risk that the deductions provided for in the variable annuity contracts may be insufficient to cover the actual costs to administer the terms stated in the contracts.

The table on the following page illustrates product and contract level charges by product:

	NScore Xtra	NScore Lite	NScore Premier	NScore Value

These basic charges are assessed through reduction of daily unit values:
Mortality and Expense Risk Fees	1.15%	1.15%	1.15%	0.65%
Administrative Expenses	0.25%	0.25%	0.25%	0.25%
Total expenses	1.40%	1.40%	1.40%	0.90%
The following charges are assessed through the redemption of units:
Annual Contract Fee
Each year on the contract anniversary (or at the time of surrender of the contract)	$30	$30	$30	$30
Transfer Fee
(currently no charge for the first 12 transfers each contract year)	$10	$10	$10	$10

Sales Charge made from purchase payments	No deduction	No deduction	No deduction	No deduction
Surrender Charges
A withdrawal charge may be assessed by NSLA when a contract is surrendered or a partial withdrawal of a participant’s account value is made for any other reason than to make a plan payment to a participant. Percentages vary with the number of years from purchase
	Ranges from 9% during the first year to 0% in the ninth year	Ranges from 7% during the first year to 0% in the fourth year	6% in the first year to 0% in the seventh year	6% in the first year to 0% in the seventh year
State Premium Taxes
In those jurisdictions permitting, such taxes will be deducted when annuity payments begin. Otherwise, they will be deducted from purchase payments	0.0% to 5.0%	0.5% to 5.0%	0.0% to 5.0%	0.5% to 5.0%

(continued)

National Security Variable Account N

Notes to Financial Statements (Continued)	December 31, 2006

	NScore Xtra	NScore Lite	NScore Premier	NScore Value

Optional Death Benefits
These annual charges are the following percentages of the optional death benefit amounts:
Optional Annual Stepped-up Death Benefit	0.10% to 0.25%	0.10% to 0.25%	0.10% to 0.25%	0.10% to 0.25%
Optional Guaranteed Minimum Death Benefit Rider 80 Plus (“GMDBR80 Plus”)	0.25%	0.25%	0.25%	0.25%
Optional Guaranteed Minimum Death Benefit Rider 85 Plus (“GMDBR85 Plus”)	0.45%	0.45%	0.45%	0.45%
Annual Reset Death Benefit Rider (“ARDBR”)	0.60% to 1.20%	0.60% to 1.20%	0.60% to 1.20%	0.60% to 1.20%
Optional Enhanced Death Benefit (“GEB”)
These annual charges are the following percentages of average variable account value:
GEB at issue ages through 70	0.15%	0.15%	0.15%	0.15%
GEB at issue ages 71 through 75	0.30%	0.30%	0.30%	0.30%
GEB “Plus” at issue ages through 70	0.30%	0.30%	0.30%	0.30%
GEB “Plus” at issue ages 71 through 75	0.60%	0.60%	0.60%	0.60%
Optional Guaranteed Minimum Income Benefit (“GMIB”)
This annual charge is the following percentage of guaranteed income base.
GMIB	0.45%	0.45%	0.45%	0.45%
GMIB Plus	0.50%	0.50%	0.50%	0.50%
GMIB Plus with Five Year Reset	0.50% to 1.00%	0.50% to 1.00%	0.50% to 1.00%	0.50% to 1.00%
GMIB Plus with Annual Reset	0.65% to 1.30%	0.65% to 1.30%	0.65% to 1.30%	0.65% to 1.30%
Optional Guaranteed Principal Protection (“GPP”)
This annual charge is the following percentage of average annual guaranteed principal amount.	0.20%	0.20%	0.20%	0.20%
Optional Guaranteed Principal Access (“GPA”)
This annual charge is the following percentage of the eligible contract value plus later purchase payments.
GPA with 8% guarantee	0.50%	0.50%	0.50%	0.50%
GPA with 7% guarantee	0.40%	0.40%	0.40%	0.40%

Further information regarding fees, terms, and availability is provided in the prospectus for each of the products listed.
(3) Fund Mergers

Effective April 8, 2005, the Strong Variable Insurance Funds, Inc. — Opportunity II had a fund reorganization resulting in the newly created Wells Fargo Advantage Variable Trust Funds — Opportunity Fund.
(4) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of NSLA under the Internal Revenue Code. Taxes are the responsibility of the contract owner upon surrender or withdrawal. No Federal income taxes are payable under the present

(continued)

National Security Variable Account N

Notes to Financial Statements (Continued)	December 31, 2006

law on dividend income or capital gains distribution from the Fund shares held in the Account or on capital gains realized by the Account upon redemption of the Fund shares. Accordingly, NSLA does not provide income taxes within the Account.
(5) Financial Highlights

The following is a summary of accumulation units, value per unit, fair value (fair value represents the portion of contract owners’ equity for contracts in the accumulation period, and excludes the portion of contract owners’ equity for annuity reserves for contracts in the payment period), as of December 31, and the expense ratios, total returns and investment income ratios for the periods then ended, for the respective subaccounts and products:

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Ohio National Fund, Inc.:
Equity Subaccount
2006
NScore Xtra	42,329	$12.504004	$529,265	1.4%	5.20%	0.00%
NScore Lite	97,553	$12.504004	$1,219,805	1.4%	5.20%	0.00%
NScore Premier	14,303	$12.504004	$178,850	1.4%	5.20%	0.00%
NScore Value	7,713	$12.976550	$100,094	0.9%	17.19%	0.00%	8/4/06

	161,898		$2,028,014

2005
NScore Xtra	37,535	$11.886220	$446,157	1.4%	4.64%	0.00%
NScore Lite	59,590	$11.886220	$708,302	1.4%	4.64%	0.00%
NScore Premier	5,162	$11.886220	$61,351	1.4%	4.64%	0.00%

	102,287		$1,215,810

2004
NScore Xtra	32,415	$11.358762	$368,196	1.4%	10.88%	0.08%
NScore Lite	12,714	$11.358762	$144,419	1.4%	10.88%	0.08%

	45,129		$512,615

2003
NScore Xtra	9,995	$10.244290	$102,390	1.4%	42.36%	0.12%
NScore Lite	4,600	$10.244290	$47,124	1.4%	42.36%	0.12%

	14,595		$149,514

Money Market Subaccount
2006
NScore Xtra	132,517	$11.837926	$1,568,734	1.4%	3.32%	4.76%
NScore Lite	51,761	$11.837926	$612,739	1.4%	3.32%	4.76%
NScore Premier	10,501	$11.837926	$124,311	1.4%	3.32%	4.76%
NScore Value	8,893	$12.356324	$109,883	0.9%	1.66%	4.94%	8/4/06

	203,672		$2,415,667

2005
NScore Xtra	35,467	$11.457019	$406,336	1.4%	1.52%	2.92%
NScore Lite	32,879	$11.457019	$376,699	1.4%	1.52%	2.92%
NScore Premier	1,093	$11.457019	$12,527	1.4%	1.52%	2.92%

	69,439		$795,562

2004
NScore Xtra	36,511	$11.285650	$412,052	1.4%	-0.39%	1.26%
NScore Lite	26,305	$11.285650	$296,871	1.4%	-0.39%	1.26%

	62,816		$708,923

2003
NScore Xtra	2,445	$11.329626	$27,699	1.4%	-0.65%	0.66%
NScore Lite	1,209	$11.329626	$13,697	1.4%	-0.65%	0.66%

	3,654		$41,396

(continued)

National Security Variable Account N

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Ohio National Fund, Inc.: (continued)
Bond Subaccount
2006
NScore Xtra	24,198	$14.066421	$340,389	1.4%	3.00%	4.52%
NScore Lite	47,981	$14.066421	$674,918	1.4%	3.00%	4.52%
NScore Premier	8,680	$14.066421	$122,096	1.4%	3.00%	4.52%
NScore Value	4,843	$14.682343	$71,107	0.9%	2.94%	20.12%	8/4/06

	85,702		$1,208,510

2005
NScore Xtra	16,478	$13.656320	$225,026	1.4%	-0.96%	5.88%
NScore Lite	30,797	$13.656320	$420,579	1.4%	-0.96%	5.88%
NScore Premier	1,844	$13.656320	$25,185	1.4%	-0.96%	5.88%

	49,119		$670,790

2004
NScore Xtra	9,082	$13.789373	$125,241	1.4%	4.42%	0.00%
NScore Lite	9,542	$13.789373	$131,570	1.4%	4.42%	0.00%

	18,624		$256,811

2003
NScore Xtra	3,705	$13.205450	$48,931	1.4%	8.94%	10.94%
NScore Lite	283	$13.205450	$3,734	1.4%	8.94%	10.94%

	3,988		$52,665

Omni Subaccount
2006
NScore Xtra	1,788	$8.959519	$16,023	1.4%	11.76%	1.46%
NScore Lite	3,121	$8.959519	$27,960	1.4%	11.76%	1.46%

	4,909		$43,983

2005
NScore Xtra	1,992	$8.017060	$15,966	1.4%	7.98%	1.37%
NScore Lite	2,465	$8.017060	$19,763	1.4%	7.98%	1.37%

	4,457		$35,729

2004
NScore Xtra	1,399	$7.424696	$10,390	1.4%	5.63%	12.79%
NScore Lite	1,978	$7.424696	$14,686	1.4%	5.63%	12.79%

	3,377		$25,076

International Subaccount
2006
NScore Xtra	84,372	$11.900764	$1,004,101	1.4%	17.58%	0.21%
NScore Lite	215,742	$11.900764	$2,567,491	1.4%	17.58%	0.21%
NScore Premier	32,487	$11.900764	$386,618	1.4%	17.58%	0.21%
NScore Value	14,196	$12.422039	$176,343	0.9%	8.51%	0.85%	8/4/06

	346,797		$4,134,553

2005
NScore Xtra	52,420	$10.121037	$530,550	1.4%	7.89%	0.08%
NScore Lite	124,738	$10.121037	$1,262,473	1.4%	7.89%	0.08%
NScore Premier	9,219	$10.121037	$93,305	1.4%	7.89%	0.08%

	186,377		$1,886,328

(continued)

National Security Variable Account N

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Ohio National Fund, Inc.: (continued)
International Subaccount (continued)
2004
NScore Xtra	33,984	$9.380801	$318,801	1.4%	11.41%	0.00%
NScore Lite	22,292	$9.380801	$209,111	1.4%	11.41%	0.00%

	56,276		$527,912

2003
NScore Xtra	12,001	$8.420052	$101,053	1.4%	30.76%	0.00%
NScore Lite	2,983	$8.420052	$25,113	1.4%	30.76%	0.00%

	14,984		$126,166

Capital Appreciation Subaccount
2006
NScore Xtra	18,638	$19.563088	$364,616	1.4%	14.77%	0.58%
NScore Lite	55,626	$19.563088	$1,088,217	1.4%	14.77%	0.58%
NScore Premier	7,942	$19.563088	$155,366	1.4%	14.77%	0.58%

	82,206		$1,608,199

2005
NScore Xtra	10,555	$17.045507	$179,913	1.4%	3.82%	1.20%
NScore Lite	31,170	$17.045507	$531,310	1.4%	3.82%	1.20%
NScore Premier	2,696	$17.045507	$45,958	1.4%	3.82%	1.20%

	44,421		$757,181

2004
NScore Xtra	2,659	$16.418770	$43,661	1.4%	10.94%	0.80%
NScore Lite	1,126	$16.418770	$18,486	1.4%	10.94%	0.80%

	3,785		$62,147

Millennium Subaccount
2006
NScore Lite	6,858	$7.717060	$52,924	1.4%	5.90%	0.00%

International Small Co. Subaccount
2006
NScore Xtra	1,071	$17.401955	$18,642	1.4%	24.61%	0.19%
NScore Lite	6,061	$17.401955	$105,470	1.4%	24.61%	0.19%
NScore Premier	120	$17.401955	$2,092	1.4%	24.61%	0.19%

	7,252		$126,204

2005
NScore Xtra	1,622	$13.965342	$22,654	1.4%	27.22%	0.57%
NScore Lite	2,581	$13.965342	$36,038	1.4%	27.22%	0.57%
NScore Premier	21	$13.965342	$298	1.4%	27.22%	0.57%

	4,224		$58,990

2004
NScore Xtra	1,631	$10.977275	$17,906	1.4%	19.20%	1.36%
NScore Lite	1,354	$10.977275	$14,858	1.4%	19.20%	1.36%

	2,985		$32,764

2003
NScore Lite	121	$9.209200	$1,116	1.4%	51.79%	0.00%

Small Cap Growth Subaccount
2006
NScore Xtra	4,188	$6.597966	$27,630	1.4%	23.87%	0.00%

2005
NScore Xtra	4,329	$5.326372	$23,059	1.4%	5.01%	0.00%

(continued)

National Security Variable Account N

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Small Cap Growth Subaccount (continued)
2004
NScore Xtra	4,452	$5.072075	$22,580	1.4%	9.90%	0.00%

2003
NScore Xtra	2,998	$4.615120	$13,834	1.4%	43.34%	0.00%

Mid Cap Opportunity Subaccount
2006
NScore Xtra	798	$16.048749	$12,798	1.4%	8.14%	0.00%
NScore Lite	2,633	$16.048749	$42,261	1.4%	8.14%	0.00%

	3,431		$55,059

2005
NScore Xtra	937	$14.840842	$13,915	1.4%	8.47%	0.00%
NScore Lite	2,235	$14.840842	$33,165	1.4%	8.47%	0.00%

	3,172		$47,080

2004
NScore Xtra	659	$13.682335	$9,014	1.4%	11.99%	0.00%
NScore Lite	1,687	$13.682335	$23,081	1.4%	11.99%	0.00%

	2,346		$32,095

S&P 500 Index Subaccount
2006
NScore Xtra	3,576	$12.883020	$46,067	1.4%	13.71%	0.71%
NScore Lite	6,305	$12.883020	$81,230	1.4%	13.71%	0.71%

	9,881		$127,297

2005
NScore Xtra	3,579	$11.329667	$40,553	1.4%	3.03%	1.10%
NScore Lite	26,686	$11.329667	$302,344	1.4%	3.03%	1.10%

	30,265		$342,897

2004
NScore Xtra	3,583	$10.996761	$39,401	1.4%	8.78%	1.74%
NScore Lite	21,818	$10.996761	$239,926	1.4%	8.78%	1.74%

	25,401		$279,327

Blue Chip Subaccount
2006
NScore Xtra	81	$12.677987	$1,022	1.4%	14.75%	0.73%
NScore Lite	5,254	$12.677987	$66,611	1.4%	14.75%	0.73%

	5,335		$67,633

2005
NScore Xtra	81	$11.048572	$894	1.4%	3.29%	0.98%
NScore Lite	15,788	$11.048572	$174,436	1.4%	3.29%	0.98%

	15,869		$175,330

2004
NScore Xtra	81	$10.696275	$870	1.4%	8.09%	1.78%
NScore Lite	15,789	$10.696275	$168,885	1.4%	8.09%	1.78%

	15,870		$169,755

2003
NScore Xtra	82	$9.896131	$809	1.4%	24.84%	0.44%

(continued)

National Security Variable Account N

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Ohio National Fund Inc.: (continued)
High Income Bond Subaccount
2006
NScore Xtra	4,569	$14.012859	$64,011	1.4%	8.61%	0.00%
NScore Lite	6,323	$14.012859	$88,606	1.4%	8.61%	0.00%
NScore Premier	2,984	$14.012859	$41,814	1.4%	8.61%	0.00%
NScore Value	3,697	$14.626365	$54,080	0.9%	5.99%	0.00%	8/4/06

	17,573		$248,511

2005
NScore Xtra	3,749	$12.901575	$48,368	1.4%	1.57%	5.67%
NScore Lite	2,155	$12.901575	$27,801	1.4%	1.57%	5.67%

	5,904		$76,169

2004
NScore Xtra	2,876	$12.701656	$36,533	1.4%	9.14%	0.43%
NScore Lite	1,274	$12.701656	$16,185	1.4%	9.14%	0.43%

	4,150		$52,718

2003
NScore Xtra	1,494	$11.638098	$17,388	1.4%	21.09%	10.74%
NScore Lite	261	$11.638098	$3,033	1.4%	21.09%	10.74%

	1,755		$20,421

Capital Growth Subaccount
2006
NScore Lite	270	$21.245155	$5,737	1.4%	18.47%	0.00%

Nasdaq-100 Index Subaccount
2006
NScore Xtra	20,640	$4.119424	$85,020	1.4%	5.14%	0.00%
NScore Lite	71,203	$4.119424	$293,317	1.4%	5.14%	0.00%
NScore Premier	10,694	$4.119424	$44,054	1.4%	5.14%	0.00%

	102,537		$422,391

2005
NScore Xtra	8,763	$3.918202	$34,332	1.4%	0.04%	0.00%
NScore Lite	74,502	$3.918202	$291,915	1.4%	0.04%	0.00%
NScore Premier	3,150	$3.918202	$12,344	1.4%	0.04%	0.00%

	86,415		$338,591

2004
NScore Lite	40,195	$3.916679	$157,430	1.4%	8.48%	0.00%

Bristol Subaccount
2006
NScore Xtra	10,941	$13.893341	$152,003	1.4%	14.82%	0.47%
NScore Lite	39,527	$13.893341	$549,166	1.4%	14.82%	0.47%
NScore Premier	7,321	$13.893341	$101,713	1.4%	14.82%	0.47%
NScore Value	4,047	$14.217544	$57,544	0.9%	11.36%	1.78%	8/4/06

	61,836		$860,426

2005
NScore Xtra	4,750	$12.100392	$57,478	1.4%	10.49%	0.00%
NScore Lite	18,926	$12.100392	$229,015	1.4%	10.49%	0.00%
NScore Premier	1,720	$12.100392	$20,812	1.4%	10.49%	0.00%

	25,396		$307,305

(continued)

National Security Variable Account N

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Ohio National Fund, Inc.: (continued)
Bryton Growth Subaccount
2006
NScore Xtra	6,739	$11.445796	$77,128	1.4%	15.13%	0.00%
NScore Lite	28,750	$11.445796	$329,067	1.4%	15.13%	0.00%
NScore Premier	4,940	$11.445796	$56,541	1.4%	15.13%	0.00%
NScore Value	4,953	$11.712928	$58,019	0.9%	14.78%	0.00%	8/4/06

	45,382		$520,755

2005
NScore Xtra	2,424	$9.941498	$24,108	1.4%	2.87%	0.04%
NScore Lite	13,246	$9.941498	$131,681	1.4%	2.87%	0.04%
NScore Premier	1,266	$9.941498	$12,585	1.4%	2.87%	0.04%

	16,936		$168,374

U.S. Equity Subaccount
2006
NScore Xtra	19,171	$13.240888	$253,844	1.4%	6.44%	0.47%
NScore Lite	50,187	$13.240888	$664,519	1.4%	6.44%	0.47%
NScore Premier	4,787	$13.240888	$63,389	1.4%	6.44%	0.47%

	74,145		$981,752

2005
NScore Xtra	9,264	$12.439661	$115,237	1.4%	7.21%	0.00%
NScore Lite	23,499	$12.439661	$292,320	1.4%	7.21%	0.00%

	32,763		$407,557

2004
NScore Xtra	6,313	$11.602603	$73,253	1.4%	16.03%	0.00%
NScore Lite	4,601	$11.602603	$53,382	1.4%	16.03%	0.00%

	10,914		$126,635

Balanced Subaccount
2006
NScore Xtra	10,591	$12.781084	$135,362	1.4%	11.57%	1.56%

Covered Call Subaccount
2006
NScore Lite	3,851	$11.111810	$42,795	1.4%	2.72%	0.00%

2005
NScore Lite	1,266	$10.817466	$13,691	1.4%	1.56%	0.00%

2004
NScore Lite	802	$10.651383	$8,537	1.4%	6.51%	0.00%

Target VIP Subaccount
2006
NScore Xtra	4,228	$11.052135	$46,727	1.4%	9.24%	0.02%
NScore Lite	9,162	$11.052135	$101,261	1.4%	9.24%	0.02%

	13,390		$147,988

2005
NScore Xtra	4,389	$10.117607	$44,410	1.4%	1.18%	0.00%	11/2/05

Target Equity/ Income Subaccount
2006
NScore Lite	1,227	$10.901793	$13,381	1.4%	7.86%	0.78%

(continued)

National Security Variable Account N

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Wells Fargo Advantage Variable Trust Funds (note 3):
Opportunity Subaccount
2006
NScore Xtra	2,297	$16.964296	$38,973	1.4%	10.67%	0.00%

2005
NScore Xtra	2,979	$15.328247	$45,666	1.4%	6.40%	0.00%

2004
NScore Xtra	2,997	$14.406341	$43,169	1.4%	16.58%	0.00%

2003
NScore Xtra	1,003	$12.357050	$12,394	1.4%	35.12%	0.17%

Van Kampen Universal Institutional Funds — Class II:
Core Plus Fixed Income Subaccount
2006
NScore Xtra	307	$12.365096	$3,804	1.4%	2.13%	3.95%
NScore Lite	4,564	$12.365096	$56,429	1.4%	2.13%	3.95%

	4,871		$60,233

2005
NScore Xtra	310	$12.106652	$3,741	1.4%	2.50%	3.59%
NScore Lite	3,902	$12.106652	$47,246	1.4%	2.50%	3.59%

	4,212		$50,987

2004
NScore Xtra	311	$11.811075	$3,669	1.4%	2.63%	3.51%
NScore Lite	3,099	$11.811075	$36,604	1.4%	2.63%	3.51%

	3,410		$40,273

2003
NScore Xtra	312	$11.508186	$3,591	1.4%	15.08%	0.00%

U.S. Real Estate Subaccount
2006
NScore Xtra	8,663	$26.804210	$232,196	1.4%	35.77%	0.95%
NScore Lite	25,154	$26.804210	$674,237	1.4%	35.77%	0.95%
NScore Premier	5,436	$26.804210	$145,714	1.4%	35.77%	0.95%
NScore Value	2,221	$27.294010	$60,616	0.9%	15.29%	0.00%	8/4/06

	41,474		$1,112,763

2005
NScore Xtra	6,281	$19.741881	$124,010	1.4%	15.14%	1.17%
NScore Lite	15,978	$19.741881	$315,442	1.4%	15.14%	1.17%
NScore Premier	2,937	$19.741881	$57,973	1.4%	15.14%	1.17%

	25,196		$497,425

2004
NScore Xtra	3,636	$17.145445	$62,337	1.4%	34.19%	1.80%
NScore Lite	3,023	$17.145445	$51,833	1.4%	34.19%	1.80%

	6,659		$114,170

2003
NScore Xtra	1,151	$12.777148	$14,706	1.4%	27.77%	0.00%
NScore Lite	642	$12.777148	$8,209	1.4%	27.77%	0.00%

	1,793		$22,915

International Growth Equity Subaccount
2006
NScore Lite	1,446	$10.766000	$15,564	1.4%	7.66%	1.75%	5/1/06

(continued)

National Security Variable Account N

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Goldman Sachs Variable Insurance Trust:
Growth & Income Subaccount
2006
NScore Xtra	24,579	$12.038372	$295,884	1.4%	20.94%	2.30%
NScore Lite	94,455	$12.038372	$1,137,084	1.4%	20.94%	2.30%
NScore Premier	22,492	$12.038372	$270,773	1.4%	20.94%	2.30%
NScore Value	12,436	$12.565600	$156,263	0.9%	10.55%	8.91%	8/4/06

	153,962		$1,860,004

2005
NScore Xtra	12,577	$9.953801	$125,190	1.4%	2.50%	3.38%
NScore Lite	44,120	$9.953801	$439,161	1.4%	2.50%	3.38%
NScore Premier	8,917	$9.953801	$88,757	1.4%	2.50%	3.38%

	65,614		$653,108

2004
NScore Xtra	3,124	$9.711236	$30,339	1.4%	17.15%	4.73%
NScore Lite	3,343	$9.711236	$32,460	1.4%	17.15%	4.73%

	6,467		$62,799

2003
NScore Xtra	120	$8.289314	$997	1.4%	22.64%	1.45%

Structured U.S. Equity Subaccount
2006
NScore Xtra	17,211	$12.600550	$216,859	1.4%	11.34%	1.35%
NScore Lite	48,147	$12.600550	$606,684	1.4%	11.34%	1.35%
NScore Premier	6,550	$12.600550	$82,536	1.4%	11.34%	1.35%

	71,908		$906,079

2005
NScore Xtra	10,066	$11.317571	$113,927	1.4%	5.04%	1.42%
NScore Lite	27,619	$11.317571	$312,582	1.4%	5.04%	1.42%
NScore Premier	2,224	$11.317571	$25,168	1.4%	5.04%	1.42%

	39,909		$451,677

2004
NScore Xtra	5,642	$10.774073	$60,789	1.4%	13.35%	1.50%
NScore Lite	3,350	$10.774073	$36,088	1.4%	13.35%	1.50%

	8,992		$96,877

2003
NScore Xtra	2,678	$9.505131	$25,455	1.4%	27.69%	3.17%
NScore Lite	196	$9.505131	$1,867	1.4%	27.69%	3.17%

	2,874		$27,322

Capital Growth Subaccount
2006
NScore Xtra	2,039	$11.437055	$23,322	1.4%	7.06%	0.08%
NScore Lite	6,256	$11.437055	$71,546	1.4%	7.06%	0.08%

	8,295		$94,868

2005
NScore Xtra	2,196	$10.682403	$23,457	1.4%	1.52%	0.15%
NScore Lite	23,148	$10.682403	$247,279	1.4%	1.52%	0.15%

	25,344		$270,736

(continued)

National Security Variable Account N

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Goldman Sachs Variable Insurance Trust: (continued)
Capital Growth Subaccount (continued)
2004
NScore Xtra	2,371	$10.522029	$24,952	1.4%	7.58%	1.04%
NScore Lite	23,255	$10.522029	$244,680	1.4%	7.58%	1.04%

	25,626		$269,632

2003
NScore Xtra	607	$9.780917	$5,936	1.4%	22.03%	0.66%

Lazard Retirement Series, Inc.:
Emerging Markets Subaccount
2006
NScore Xtra	7,177	$25.595623	$183,692	1.4%	28.16%	0.50%
NScore Lite	7,220	$25.595623	$184,801	1.4%	28.16%	0.50%
NScore Premier	1,636	$25.595623	$41,878	1.4%	28.16%	0.50%

	16,033		$410,371

2005
NScore Xtra	6,356	$19.972051	$126,936	1.4%	38.84%	0.33%
NScore Lite	3,149	$19.972051	$62,896	1.4%	38.84%	0.33%
NScore Premier	945	$19.972051	$18,882	1.4%	38.84%	0.33%

	10,450		$208,714

2004
NScore Xtra	6,667	$14.384975	$95,903	1.4%	28.78%	0.80%
NScore Lite	1,299	$14.384975	$18,693	1.4%	28.78%	0.80%

	7,966		$114,596

Small Cap Subaccount
2006
NScore Xtra	7,403	$18.956827	$140,347	1.4%	14.47%	0.00%
NScore Lite	3,984	$18.956827	$75,517	1.4%	14.47%	0.00%

	11,387		$215,864

2005
NScore Xtra	8,887	$16.560566	$147,172	1.4%	2.56%	0.00%
NScore Lite	3,420	$16.560566	$56,632	1.4%	2.56%	0.00%

	12,307		$203,804

2004
NScore Xtra	9,271	$16.146731	$149,699	1.4%	13.30%	0.00%
NScore Lite	2,073	$16.146731	$33,474	1.4%	13.30%	0.00%

	11,344		$183,173

2003
NScore Xtra	1,348	$14.251640	$19,216	1.4%	35.33%	0.00%

The Prudential Series Fund, Inc.:
Jennison 20/20 Focus Subaccount
2006
NScore Xtra	5,924	$13.990120	$82,885	1.4%	12.05%	0.00%
NScore Lite	17,545	$13.990120	$245,455	1.4%	12.05%	0.00%
NScore Premier	5,035	$13.990120	$70,441	1.4%	12.05%	0.00%

	28,504		$398,781

2005
NScore Xtra	5,999	$12.486109	$74,906	1.4%	19.59%	0.00%
NScore Lite	4,636	$12.486109	$57,881	1.4%	19.59%	0.00%
NScore Premier	4,368	$12.486109	$54,542	1.4%	19.59%	0.00%

	15,003		$187,329

(continued)

National Security Variable Account N

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

The Prudential Series Fund, Inc.: (continued)
Jennison 20/20 Focus Subaccount (continued)
2004
NScore Xtra	9,934	$10.440691	$103,720	1.4%	13.78%	0.00%
NScore Lite	6,050	$10.440691	$63,162	1.4%	13.78%	0.00%

	15,984		$166,882

2003
NScore Xtra	4,377	$9.176173	$40,161	1.4%	27.02%	0.00%
NScore Lite	305	$9.176173	$2,800	1.4%	27.02%	0.00%

	4,682		$42,961

Jennison Subaccount
2006
NScore Xtra	4,243	$7.225319	$30,657	1.4%	-0.03%	0.00%
NScore Lite	916	$7.225319	$6,615	1.4%	-0.03%	0.00%

	5,159		$37,272

2005
NScore Xtra	4,156	$7.227488	$30,037	1.4%	12.45%	0.00%
NScore Lite	859	$7.227488	$6,209	1.4%	12.45%	0.00%

	5,015		$36,246

2004
NScore Xtra	5,679	$6.427045	$36,500	1.4%	7.71%	0.09%
NScore Lite	1,394	$6.427045	$8,957	1.4%	7.71%	0.09%

	7,073		$45,457

2003
NScore Lite	995	$5.967201	$5,936	1.4%	27.82%	0.00%

UBS Series Trust — Class I:
U.S. Allocation Subaccount
2006
NScore Xtra	1,981	$10.418568	$20,644	1.4%	9.47%	2.41%

2005
NScore Xtra	1,997	$9.517604	$19,011	1.4%	5.13%	1.31%

2004
NScore Xtra	2,138	$9.053038	$19,355	1.4%	8.85%	0.30%

2003
NScore Xtra	694	$8.316999	$5,776	1.4%	25.61%	0.00%

Fidelity Variable Insurance Products Fund — Service Class 2:
VIP Mid Cap Subaccount
2006
NScore Xtra	7,415	$20.349982	$150,893	1.4%	10.86%	0.18%
NScore Lite	22,049	$20.349982	$448,697	1.4%	10.86%	0.18%
NScore Premier	5,887	$20.349982	$119,799	1.4%	10.86%	0.18%

	35,351		$719,389

2005
NScore Xtra	5,128	$18.357292	$94,153	1.4%	16.39%	0.00%
NScore Lite	23,238	$18.357292	$426,582	1.4%	16.39%	0.00%
NScore Premier	2,693	$18.357292	$49,433	1.4%	16.39%	0.00%

	31,059		$570,168

(continued)

National Security Variable Account N

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Fidelity Variable Insurance Products Fund — Service Class 2: (continued)
VIP Mid Cap Subaccount (continued)
2004
NScore Xtra	3,260	$15.772044	$51,422	1.4%	22.93%	0.00%
NScore Lite	12,709	$15.772044	$200,443	1.4%	22.93%	0.00%

	15,969		$251,865

2003
NScore Lite	86	$12.829995	$1,106	1.4%	36.34%	0.00%

VIP Contrafund Subaccount
2006
NScore Xtra	17,386	$12.885341	$224,025	1.4%	9.90%	1.16%
NScore Lite	28,164	$12.885341	$362,903	1.4%	9.90%	1.16%
NScore Premier	7,435	$12.885341	$95,803	1.4%	9.90%	1.16%

	52,985		$682,731

2005
NScore Xtra	14,193	$11.724900	$166,402	1.4%	15.04%	0.12%
NScore Lite	36,032	$11.724900	$422,475	1.4%	15.04%	0.12%
NScore Premier	3,184	$11.724900	$37,333	1.4%	15.04%	0.12%

	53,409		$626,210

2004
NScore Xtra	14,170	$10.191930	$144,415	1.4%	13.56%	0.01%
NScore Lite	31,305	$10.191930	$319,067	1.4%	13.56%	0.01%

	45,475		$463,482

2003
NScore Xtra	863	$8.974539	$7,742	1.4%	26.43%	0.00%
NScore Lite	123	$8.974539	$1,103	1.4%	26.43%	0.00%

	986		$8,845

VIP Growth Subaccount
2006
NScore Xtra	23,568	$6.842161	$161,258	1.4%	5.10%	0.22%
NScore Lite	4,364	$6.842161	$29,858	1.4%	5.10%	0.22%

	27,932		$191,116

2005
NScore Xtra	19,171	$6.509857	$124,804	1.4%	4.05%	0.30%
NScore Lite	26,132	$6.509857	$170,113	1.4%	4.05%	0.30%

	45,303		$294,917

2004
NScore Xtra	26,885	$6.256481	$168,206	1.4%	1.69%	0.02%
NScore Lite	24,331	$6.256481	$152,228	1.4%	1.69%	0.02%

	51,216		$320,434

2003
NScore Xtra	6,137	$6.152233	$37,752	1.4%	30.71%	0.00%
NScore Lite	180	$6.152233	$1,110	1.4%	30.71%	0.00%

	6,317		$38,862

(continued)

National Security Variable Account N

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Fidelity Variable Insurance Products Fund — Service Class 2: (continued)
VIP Equity-Income Subaccount
2006
NScore Xtra	3,448	$14.600850	$50,355	1.4%	18.28%	7.68%
NScore Lite	16,578	$14.600850	$242,050	1.4%	18.28%	7.68%
NScore Premier	7,653	$14.600850	$111,736	1.4%	18.28%	7.68%
NScore Value	14,274	$14.834207	$211,739	0.9%	11.94%	7.94%	8/4/06

	41,953		$615,880

2005
NScore Xtra	1,139	$12.344563	$14,060	1.4%	4.12%	1.44%

2004
NScore Xtra	1,144	$11.856466	$13,568	1.4%	9.69%	0.00%

Janus Aspen Series — Service Shares:
Worldwide Growth Subaccount
2006
NScore Lite	2,438	$6.793699	$16,564	1.4%	16.31%	1.65%

2005
NScore Lite	2,438	$5.840921	$14,241	1.4%	4.11%	1.31%

2004
NScore Lite	1,556	$5.610137	$8,727	1.4%	3.08%	3.37%

Balanced Subaccount
2006
NScore Xtra	2,332	$11.617502	$27,092	1.4%	8.89%	2.86%
NScore Lite	914	$11.617502	$10,618	1.4%	8.89%	2.86%

	3,246		$37,710

2005
NScore Lite	722	$10.668607	$7,702	1.4%	6.18%	3.55%

2004
NScore Lite	108	$10.047828	$1,087	1.4%	6.79%	2.25%

2003
NScore Lite	109	$9.408634	$1,022	1.4%	12.15%	2.43%

International Growth Subaccount
2006
NScore Xtra	3,380	$12.727444	$43,022	1.4%	44.61%	2.50%
NScore Lite	38,544	$12.727444	$490,566	1.4%	44.61%	2.50%
NScore Premier	11,221	$12.727444	$142,812	1.4%	44.61%	2.50%
NScore Value	14,623	$13.154029	$192,347	0.9%	25.83%	2.58%	8/4/06

	67,768		$868,747

2005
NScore Lite	6,470	$8.801164	$56,943	1.4%	30.12%	1.41%
NScore Premier	51	$8.801164	$448	1.4%	30.12%	1.41%

	6,521		$57,391

2004
NScore Lite	1,641	$6.763671	$11,098	1.4%	17.04%	0.97%

(continued)

National Security Variable Account N

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

J.P. Morgan Series Trust II:
Small Company Subaccount
2006
NScore Xtra	2,392	$14.146719	$33,830	1.4%	13.42%	0.00%
NScore Lite	6,091	$14.146719	$86,174	1.4%	13.42%	0.00%
NScore Premier	535	$14.146719	$7,571	1.4%	13.42%	0.00%

	9,018		$127,575

2005
NScore Xtra	2,215	$12.472601	$27,628	1.4%	1.99%	0.00%
NScore Lite	2,797	$12.472601	$34,890	1.4%	1.99%	0.00%

	5,012		$62,518

2004
NScore Xtra	2,073	$12.228991	$25,351	1.4%	25.41%	0.00%
NScore Lite	1,719	$12.228991	$21,020	1.4%	25.41%	0.00%

	3,792		$46,371

2003
NScore Xtra	609	$9.751226	$5,936	1.4%	34.10%	0.00%

Mid Cap Value Subaccount
2006
NScore Xtra	15,989	$20.632066	$329,905	1.4%	15.23%	0.55%
NScore Lite	48,320	$20.632066	$996,933	1.4%	15.23%	0.55%
NScore Premier	5,846	$20.632066	$120,614	1.4%	15.23%	0.55%

	70,155		$1,447,452

2005
NScore Xtra	10,723	$17.904933	$191,994	1.4%	7.71%	0.16%
NScore Lite	26,502	$17.904933	$474,523	1.4%	7.71%	0.16%
NScore Premier	1,907	$17.904933	$34,137	1.4%	7.71%	0.16%

	39,132		$700,654

2004
NScore Xtra	7,217	$16.623513	$119,978	1.4%	19.38%	0.22%
NScore Lite	4,936	$16.623513	$82,043	1.4%	19.38%	0.22%

	12,153		$202,021

2003
NScore Xtra	3,633	$13.924440	$50,589	1.4%	27.84%	0.00%
NScore Lite	257	$13.924440	$3,583	1.4%	27.84%	0.00%

	3,890		$54,172

MFS Variable Insurance Trust — Service Class:
New Discovery Subaccount
2006
NScore Lite	1,125	$12.349275	$13,896	1.4%	11.37%	0.00%

2005
NScore Lite	898	$11.088033	$9,954	1.4%	3.58%	0.00%

2004
NScore Xtra	337	$10.704295	$3,605	1.4%	4.74%	0.00%
NScore Lite	898	$10.704295	$9,615	1.4%	4.74%	0.00%

	1,235		$13,220

2003
NScore Xtra	284	$10.220014	$2,905	1.4%	31.59%	0.00%

(continued)

National Security Variable Account N

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

MFS Variable Insurance Trust — Service Class: (continued)
Investors Growth Stock Subaccount
2006
NScore Xtra	2,286	$10.790536	$24,672	1.4%	5.83%	0.00%
NScore Lite	2,775	$10.790536	$29,942	1.4%	5.83%	0.00%

	5,061		$54,614

2005
NScore Xtra	2,286	$10.196440	$23,315	1.4%	2.79%	0.14%
NScore Lite	2,775	$10.196440	$28,293	1.4%	2.79%	0.14%

	5,061		$51,608

2004
NScore Xtra	2,349	$9.919542	$23,301	1.4%	7.48%	0.00%
NScore Lite	1,764	$9.919542	$17,502	1.4%	7.48%	0.00%

	4,113		$40,803

Mid Cap Growth Subaccount
2006
NScore Xtra	718	$9.627990	$6,918	1.4%	0.89%	0.00%
NScore Lite	9,316	$9.627990	$89,692	1.4%	0.89%	0.00%
NScore Premier	3,148	$9.627990	$30,310	1.4%	0.89%	0.00%
NScore Value	5,810	$9.876987	$57,381	0.9%	8.63%	0.00%	8/4/06

	18,992		$184,301

Total Return Subaccount
2006
NScore Xtra	7,255	$13.354330	$96,888	1.4%	10.09%	2.13%
NScore Lite	1,751	$13.354330	$23,384	1.4%	10.09%	2.13%

	9,006		$120,272

2005
NScore Xtra	7,238	$12.130767	$87,804	1.4%	1.18%	1.11%
NScore Lite	4,486	$12.130767	$54,416	1.4%	1.18%	1.11%

	11,724		$142,220

2004
NScore Xtra	1,532	$11.988710	$18,368	1.4%	9.49%	1.47%
NScore Lite	2,749	$11.988710	$32,950	1.4%	9.49%	1.47%

	4,281		$51,318

2003
NScore Xtra	973	$10.949550	$10,659	1.4%	14.40%	0.00%
NScore Lite	2,763	$10.949550	$30,246	1.4%	14.40%	0.00%

	3,736		$40,905

PIMCO Variable Insurance Trust — Administrative Shares:
Real Return Subaccount
2006
NScore Xtra	39,678	$12.295258	$487,845	1.4%	-0.67%	4.31%
NScore Lite	86,246	$12.295258	$1,060,421	1.4%	-0.67%	4.31%
NScore Premier	12,715	$12.295258	$156,333	1.4%	-0.67%	4.31%

	138,639		$1,704,599

(continued)

National Security Variable Account N

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

PIMCO Variable Insurance Trust — Administrative Shares: (continued)
Real Return Subaccount (continued)
2005
NScore Xtra	25,160	$12.378441	$311,451	1.4%	0.69%	3.02%
NScore Lite	52,364	$12.378441	$648,183	1.4%	0.69%	3.02%
NScore Premier	3,737	$12.378441	$46,254	1.4%	0.69%	3.02%

	81,261		$1,005,888

2004
NScore Xtra	12,948	$12.293387	$159,174	1.4%	7.41%	1.16%
NScore Lite	5,846	$12.293387	$71,863	1.4%	7.41%	1.16%

	18,794		$231,037

2003
NScore Xtra	2,335	$11.445189	$26,727	1.4%	7.35%	0.95%
NScore Lite	1,967	$11.445189	$22,505	1.4%	7.35%	0.95%

	4,302		$49,232

Total Return Subaccount
2006
NScore Xtra	16,658	$11.554016	$192,465	1.4%	2.42%	4.57%
NScore Lite	53,937	$11.554016	$623,194	1.4%	2.42%	4.57%
NScore Premier	25,966	$11.554016	$300,009	1.4%	2.42%	4.57%
NScore Value	39,060	$11.808941	$461,255	0.9%	2.17%	4.33%	8/4/06

	135,621		$1,576,923

2005
NScore Xtra	15,976	$11.280852	$180,223	1.4%	1.04%	3.48%
NScore Lite	15,555	$11.280852	$175,475	1.4%	1.04%	3.48%
NScore Premier	4,923	$11.280852	$55,539	1.4%	1.04%	3.48%

	36,454		$411,237

2004
NScore Xtra	14,360	$11.164475	$160,321	1.4%	3.44%	1.92%
NScore Lite	10,744	$11.164475	$119,955	1.4%	3.44%	1.92%

	25,104		$280,276

2003
NScore Xtra	6,510	$10.793274	$70,263	1.4%	3.59%	2.44%
NScore Lite	1,227	$10.793274	$13,240	1.4%	3.59%	2.44%

	7,737		$83,503

Global Bond Subaccount
2006
NScore Lite	9,319	$12.494102	$116,433	1.4%	3.21%	3.32%
NScore Premier	193	$12.494102	$2,414	1.4%	3.21%	3.32%

	9,512		$118,847

2005
NScore Xtra	1,542	$12.105658	$18,663	1.4%	-7.91%	2.59%
NScore Lite	3,518	$12.105658	$42,589	1.4%	-7.91%	2.59%
NScore Premier	30	$12.105658	$361	1.4%	-7.91%	2.59%

	5,090		$61,613

2004
NScore Xtra	1,466	$13.145307	$19,277	1.4%	9.07%	1.85%
NScore Lite	1,090	$13.145307	$14,319	1.4%	9.07%	1.85%

	2,556		$33,596

(continued)

National Security Variable Account N

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

PIMCO Variable Insurance Trust — Administrative Shares: (continued)
Global Bond Subaccount (continued)
2003
NScore Xtra	786	$12.051967	$9,467	1.4%	12.86%	2.15%
NScore Lite	89	$12.051967	$1,077	1.4%	12.86%	2.15%

	875		$10,544

Royce Capital Fund:
Micro-Cap Subaccount
2006
NScore Xtra	282	$21.664558	$6,103	1.4%	19.40%	0.28%
NScore Lite	6,214	$21.664558	$134,631	1.4%	19.40%	0.28%
NScore Premier	1,316	$21.664558	$28,512	1.4%	19.40%	0.28%

	7,812		$169,246

2005
NScore Xtra	270	$18.144006	$4,907	1.4%	10.07%	0.62%
NScore Lite	2,477	$18.144006	$44,936	1.4%	10.07%	0.62%

	2,747		$49,843

2004
NScore Xtra	671	$16.483556	$11,058	1.4%	12.27%	0.00%
NScore Lite	1,301	$16.483556	$21,441	1.4%	12.27%	0.00%

	1,972		$32,499

2003
NScore Xtra	199	$14.682104	$2,918	1.4%	46.82%	0.00%
NScore Lite	501	$14.682104	$7,356	1.4%	46.82%	0.00%

	700		$10,274

Small-Cap Subaccount
2006
NScore Xtra	7,967	$20.984162	$167,183	1.4%	13.98%	0.07%
NScore Lite	6,177	$20.984162	$129,612	1.4%	13.98%	0.07%
NScore Premier	1,143	$20.984162	$23,981	1.4%	13.98%	0.07%

	15,287		$320,776

2005
NScore Xtra	5,879	$18.410976	$108,237	1.4%	7.07%	0.00%
NScore Lite	4,968	$18.410976	$91,464	1.4%	7.07%	0.00%
NScore Premier	20	$18.410976	$364	1.4%	7.07%	0.00%

	10,867		$200,065

2004
NScore Xtra	6,541	$17.196019	$112,479	1.4%	23.22%	0.00%
NScore Lite	3,159	$17.196019	$54,324	1.4%	23.22%	0.00%

	9,700		$166,803

2003
NScore Xtra	1,682	$13.955225	$23,476	1.4%	39.55%	0.00%
NScore Lite	212	$13.955225	$2,958	1.4%	39.55%	0.00%

	1,894		$26,434

Dreyfus Variable Investment Fund — Service Shares:
Appreciation Subaccount
2006
NScore Xtra	3,089	$14.219150	$43,918	1.4%	14.61%	1.10%
NScore Lite	4,439	$14.219150	$63,117	1.4%	14.61%	1.10%

	7,528		$107,035

(continued)

National Security Variable Account N

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Dreyfus Variable Investment Fund — Service Shares: (continued)
Appreciation Subaccount (continued)
2005
NScore Xtra	3,084	$12.406830	$38,269	1.4%	2.68%	0.00%
NScore Lite	1,316	$12.406830	$16,326	1.4%	2.68%	0.00%

	4,400		$54,595

2004
NScore Xtra	3,097	$12.082562	$37,425	1.4%	3.35%	1.74%
NScore Lite	1,300	$12.082562	$15,700	1.4%	3.35%	1.74%

	4,397		$53,125

2003
NScore Xtra	2,023	$11.691446	$23,647	1.4%	16.91%	4.64%
NScore Lite	106	$11.691446	$1,245	1.4%	16.91%	4.64%

	2,129		$24,892

Franklin Templeton Variable Insurance Products Trust — Class 2:
Templeton Foreign Securities Subaccount
2006
NScore Xtra	6,187	$13.391491	$82,849	1.4%	19.77%	1.25%
NScore Lite	13,393	$13.391491	$179,359	1.4%	19.77%	1.25%
NScore Premier	3,529	$13.391491	$47,257	1.4%	19.77%	1.25%

	23,109		$309,465

2005
NScore Xtra	823	$11.180721	$9,194	1.4%	11.81%	0.00%	5/2/05
NScore Premier	3,299	$11.180721	$36,888	1.4%	11.81%	0.00%	5/2/05

	4,122		$46,082

Franklin Income Securities Subaccount
2006
NScore Lite	1,837	$12.086709	$22,203	1.4%	16.61%	3.61%

2005
NScore Lite	1,635	$10.364866	$16,945	1.4%	3.65%	0.00%	5/2/05

Legg Mason Partners Variable Portfolios I, Inc.
All Cap Subaccount
2006
NScore Lite	4,580	$19.471432	$89,173	1.4%	16.49%	3.49%

Neuberger Berman Advisers Management Trust — S Class:
AMT Regency Subaccount
2006
NScore Xtra	2,408	$10.174497	$24,504	1.4%	1.74%	0.98%	5/1/06
NScore Lite	22,846	$10.174497	$232,447	1.4%	1.74%	0.98%	5/1/06
NScore Premier	8,713	$10.174497	$88,646	1.4%	1.74%	0.98%	5/1/06
NScore Value	15,560	$10.207931	$158,838	0.9%	10.74%	0.00%	8/4/06

	49,527		$504,435

*	This represents the annualized contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual fund portfolios and charges made directly to contract owner accounts through the redemption of units.

**	This represents the total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction of the total return presented. Although the Account commenced operations on March 18, 2003, it began tracking the value per unit on January 1, 2003.

(continued)

National Security Variable Account N

Notes to Financial Statements (Continued)	December 31, 2006

Accordingly, the 2003 total returns presented the actual twelve month return for the subaccount for the period ended December 31, 2003. Returns for 2004 and 2005 also represent a twelve month return except in the first year of inception. In the first year of inception, the returns are based on the period from inception date to period end, and are not annualized.

***	Accumulation units are rounded to the nearest whole number.

****	The Investment Income Ratio represents the dividends for the periods indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund divided by average net assets (by product). This ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions to contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests. The investment income ratios for funds that were eligible for investment during only a portion of the year are annualized.

National Security Variable Account N
 Report of Independent Registered Public Accounting Firm
The Board of Directors of National Security Life and Annuity Company
  and Contract Owners of National Security Variable Account N:
We have audited the accompanying statements of assets and contract owners’ equity of National Security Variable Account N (comprised of the sub-accounts listed in note 1) (collectively, “the Accounts”) as of December 31, 2006, and the related statements of operations and changes in contract owners’ equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures include confirmation of securities owned as of December 31, 2006, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2006, and the results of their operations, changes in contract owners’ equity, and the financial highlights for each of the periods indicated herein, in conformity with U.S. generally accepted accounting principles.
KPMG LLP
Columbus, OH
February 19, 2007

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National Security Variable Account N
Post Office Box 5363
Cincinnati, Ohio 45201-5363
Form 1322-NSLAC Rev. 2-07